UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional Class, Investor Class and Service Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	57.94%
Fixed Interest Contract	13.38
Large Cap Equity	11.05
International Equity	7.64
Mid Cap Equity	4.57
Real Estate Equity	3.36
Small Cap Equity	2.06
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,084.60	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.13
Investor Class
Actual	$1,000.00	$1,083.00	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.86
Service Class
Actual	$1,000.00	$1,082.80	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.36
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 0.88% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	55.76%
Large Cap Equity	12.63
Fixed Interest Contract	10.97
International Equity	9.34
Mid Cap Equity	5.20
Real Estate Equity	3.56
Small Cap Equity	2.54
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,091.00	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.23
Investor Class
Actual	$1,000.00	$1,090.30	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$3.96
Service Class
Actual	$1,000.00	$1,089.70	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.46
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class, 0.80% for the Investor Class and 0.90% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	52.61%
Large Cap Equity	14.48
International Equity	11.52
Fixed Interest Contract	8.67
Mid Cap Equity	5.94
Real Estate Equity	3.67
Small Cap Equity	3.11
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,099.30	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.38
Investor Class
Actual	$1,000.00	$1,097.20	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.11
Service Class
Actual	$1,000.00	$1,097.10	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.61
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class, 0.83% for the Investor Class and 0.93% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	47.36%
Large Cap Equity	17.06
International Equity	14.44
Mid Cap Equity	6.97
Fixed Interest Contract	6.41
Real Estate Equity	3.88
Small Cap Equity	3.88
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,108.60	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.48
Investor Class
Actual	$1,000.00	$1,106.60	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.21
Service Class
Actual	$1,000.00	$1,106.90	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.71
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class, 0.85% for the Investor Class and 0.95% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	39.42%
Large Cap Equity	20.44
International Equity	18.56
Mid Cap Equity	8.34
Small Cap Equity	4.97
Fixed Interest Contract	4.24
Real Estate Equity	4.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,120.30	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.58
Investor Class
Actual	$1,000.00	$1,119.90	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.31
Service Class
Actual	$1,000.00	$1,118.90	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$4.80
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class and 0.97% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	29.80%
Large Cap Equity	24.19
International Equity	23.37
Mid Cap Equity	9.81
Small Cap Equity	6.19
Real Estate Equity	4.20
Fixed Interest Contract	2.44
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,134.20	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.73
Investor Class
Actual	$1,000.00	$1,131.90	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.46
Service Class
Actual	$1,000.00	$1,131.30	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$4.95
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class and 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	27.79%
Large Cap Equity	26.83
Bond	21.68
Mid Cap Equity	10.85
Small Cap Equity	7.27
Real Estate Equity	4.33
Fixed Interest Contract	1.25
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,144.20	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.78
Investor Class
Actual	$1,000.00	$1,142.70	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.51
Service Class
Actual	$1,000.00	$1,141.20	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.00
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class and 1.01% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.59%
Large Cap Equity	27.74
Bond	17.18
Mid Cap Equity	11.20
Small Cap Equity	7.98
Real Estate Equity	4.56
Fixed Interest Contract	0.75
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,148.50	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.83
Investor Class
Actual	$1,000.00	$1,146.80	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.56
Service Class
Actual	$1,000.00	$1,147.10	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.37%
Large Cap Equity	27.64
Bond	15.17
Mid Cap Equity	11.12
Small Cap Equity	8.37
Real Estate Equity	4.68
Fixed Interest Contract	0.65
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,149.60	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.83
Investor Class
Actual	$1,000.00	$1,149.40	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.56
Service Class
Actual	$1,000.00	$1,148.00	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.92% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2060 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.82%
Large Cap Equity	26.91
Bond	14.54
Mid Cap Equity	10.79
Small Cap Equity	8.54
Real Estate Equity	4.78
Fixed Interest Contract	0.62
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 2, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/02/19)	(06/28/19)	(05/02/19–06/28/19)
Institutional Class
Actual	$1,000.00	$1,009.10	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.87
Investor Class
Actual	$1,000.00	$1,008.60	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.60
Service Class
Actual	$1,000.00	$1,008.50	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$4.60
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares 0.93% for the Service Class shares, multiplied by the average account value over the period, multiplied by 58/365 days to reflect the share classes' commencement of operations of May 2, 2019 through June 28, 2019. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
801,978	Great-West Bond Index Fund Institutional Class(a)	$ 7,931,563
391,775	Great-West Core Bond Fund Institutional Class(a)	3,894,248
439,519	Great-West Global Bond Fund Institutional Class(a)	4,047,970
889,160	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,740,442
339,406	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,200,601
258,558	Great-West Putnam High Yield Bond Fund Institutional Class(a)	2,425,271
335,336	Great-West Short Duration Bond Fund Institutional Class(a)	3,323,176

TOTAL BOND MUTUAL FUNDS — 57.96% (Cost $33,362,454)		$33,563,271
EQUITY MUTUAL FUNDS
25,796	American Century Real Estate Fund Class R6	760,475
40,901	DFA International Real Estate Securities Portfolio Institutional Class	213,502
11,960	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	140,531
56,942	Great-West Emerging Markets Equity Fund Institutional Class(a)	496,539
91,461	Great-West International Growth Fund Institutional Class(a)	777,417
174,022	Great-West International Index Fund Institutional Class(a)	1,714,121
118,022	Great-West International Value Fund Institutional Class(a)	940,636
130,978	Great-West Large Cap Growth Fund Institutional Class(a)	1,405,397
51,988	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	394,069
65,059	Great-West Mid Cap Value Fund Institutional Class(a)	572,521
89,328	Great-West Putnam Equity Income Fund Institutional Class(a)	827,179
Shares		Fair Value
Equity Mutual Funds — (continued)
82,275	Great-West Real Estate Index Fund Institutional Class(a)	$ 761,049
309,854	Great-West S&P 500® Index Fund Institutional Class(a)	3,067,559
147,947	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,327,083
90,761	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	738,794
106,792	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	825,501
71,661	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	609,115
16,382	Invesco Global Real Estate Fund Class R6	213,289
5,994	Invesco Small Cap Discovery Fund Class R6	64,191
8,401	Janus Henderson Triton Fund Class N	270,246
42,136	Northern Emerging Markets Equity Index Fund	496,358

TOTAL EQUITY MUTUAL FUNDS — 28.69% (Cost $17,015,871)		$16,615,572
Account Balance
FIXED INTEREST CONTRACT
7,750,314 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,750,314

TOTAL FIXED INTEREST CONTRACT — 13.39% (Cost $7,750,314)		$ 7,750,314
TOTAL INVESTMENTS — 100.04% (Cost $58,128,639)		$57,929,157
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (20,557)
TOTAL NET ASSETS — 100.00%		$57,908,600

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
86,759	Great-West Bond Index Fund Institutional Class(a)	$ 858,048
42,433	Great-West Core Bond Fund Institutional Class(a)	421,781
44,640	Great-West Global Bond Fund Institutional Class(a)	411,131
70,591	Great-West Inflation-Protected Securities Fund Institutional Class(a)	693,909
36,516	Great-West Multi-Sector Bond Fund Institutional Class(a)	344,351
26,814	Great-West Putnam High Yield Bond Fund Institutional Class(a)	251,511
27,680	Great-West Short Duration Bond Fund Institutional Class(a)	274,310

TOTAL BOND MUTUAL FUNDS — 55.78% (Cost $3,194,553)		$3,255,041
EQUITY MUTUAL FUNDS
2,717	American Century Real Estate Fund Class R6	80,095
4,579	DFA International Real Estate Securities Portfolio Institutional Class	23,902
1,397	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	16,420
7,303	Great-West Emerging Markets Equity Fund Institutional Class(a)	63,680
11,083	Great-West International Growth Fund Institutional Class(a)	94,204
21,205	Great-West International Index Fund Institutional Class(a)	208,868
14,409	Great-West International Value Fund Institutional Class(a)	114,840
15,012	Great-West Large Cap Growth Fund Institutional Class(a)	161,075
6,462	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	48,980
7,400	Great-West Mid Cap Value Fund Institutional Class(a)	65,116
10,310	Great-West Putnam Equity Income Fund Institutional Class(a)	95,474
Shares		Fair Value
Equity Mutual Funds — (continued)
8,675	Great-West Real Estate Index Fund Institutional Class(a)	$ 80,243
35,535	Great-West S&P 500® Index Fund Institutional Class(a)	351,795
16,971	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	152,231
11,170	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	90,928
12,348	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	95,453
8,201	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	69,713
1,830	Invesco Global Real Estate Fund Class R6	23,825
768	Invesco Small Cap Discovery Fund Class R6	8,230
1,025	Janus Henderson Triton Fund Class N	32,965
5,407	Northern Emerging Markets Equity Index Fund	63,690

TOTAL EQUITY MUTUAL FUNDS — 33.28% (Cost $1,947,450)		$1,941,727
Account Balance
FIXED INTEREST CONTRACT
640,232 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	640,232

TOTAL FIXED INTEREST CONTRACT — 10.97% (Cost $640,232)		$ 640,232
TOTAL INVESTMENTS — 100.03% (Cost $5,782,235)		$5,837,000
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (1,839)
TOTAL NET ASSETS — 100.00%		$5,835,161

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,179,458	Great-West Bond Index Fund Institutional Class(a)	$ 21,554,844
1,064,080	Great-West Core Bond Fund Institutional Class(a)	10,576,957
1,065,015	Great-West Global Bond Fund Institutional Class(a)	9,808,786
1,279,533	Great-West Inflation-Protected Securities Fund Institutional Class(a)	12,577,810
911,146	Great-West Multi-Sector Bond Fund Institutional Class(a)	8,592,102
651,563	Great-West Putnam High Yield Bond Fund Institutional Class(a)	6,111,661
532,278	Great-West Short Duration Bond Fund Institutional Class(a)	5,274,873

TOTAL BOND MUTUAL FUNDS — 52.63% (Cost $74,040,792)		$ 74,497,033
EQUITY MUTUAL FUNDS
67,003	American Century Real Estate Fund Class R6	1,975,262
119,107	DFA International Real Estate Securities Portfolio Institutional Class	621,737
38,710	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	454,843
228,059	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,988,678
327,918	Great-West International Growth Fund Institutional Class(a)	2,787,300
625,851	Great-West International Index Fund Institutional Class(a)	6,164,633
424,211	Great-West International Value Fund Institutional Class(a)	3,380,966
415,315	Great-West Large Cap Growth Fund Institutional Class(a)	4,456,327
192,235	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,457,140
206,499	Great-West Mid Cap Value Fund Institutional Class(a)	1,817,189
285,340	Great-West Putnam Equity Income Fund Institutional Class(a)	2,642,244
Shares		Fair Value
Equity Mutual Funds — (continued)
213,862	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,978,224
986,073	Great-West S&P 500® Index Fund Institutional Class(a)	9,762,121
471,285	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,227,429
331,775	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,700,650
341,731	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,641,583
227,354	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,932,507
47,438	Invesco Global Real Estate Fund Class R6	617,648
22,514	Invesco Small Cap Discovery Fund Class R6	241,122
30,611	Janus Henderson Triton Fund Class N	984,764
168,998	Northern Emerging Markets Equity Index Fund	1,990,797

TOTAL EQUITY MUTUAL FUNDS — 38.73% (Cost $55,605,730)		$ 54,823,164
Account Balance
FIXED INTEREST CONTRACT
12,284,674 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,284,674

TOTAL FIXED INTEREST CONTRACT — 8.68% (Cost $12,284,674)		$ 12,284,674
TOTAL INVESTMENTS — 100.04% (Cost $141,931,196)		$141,604,871
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (50,866)
TOTAL NET ASSETS — 100.00%		$141,554,005

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
142,732	Great-West Bond Index Fund Institutional Class(a)	$1,411,621
69,662	Great-West Core Bond Fund Institutional Class(a)	692,441
66,913	Great-West Global Bond Fund Institutional Class(a)	616,271
58,603	Great-West Inflation-Protected Securities Fund Institutional Class(a)	576,070
59,321	Great-West Multi-Sector Bond Fund Institutional Class(a)	559,393
41,436	Great-West Putnam High Yield Bond Fund Institutional Class(a)	388,666
26,427	Great-West Short Duration Bond Fund Institutional Class(a)	261,889

TOTAL BOND MUTUAL FUNDS — 47.37% (Cost $4,433,400)		$4,506,351
EQUITY MUTUAL FUNDS
4,729	American Century Real Estate Fund Class R6	139,414
8,726	DFA International Real Estate Securities Portfolio Institutional Class	45,549
3,020	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	35,487
19,944	Great-West Emerging Markets Equity Fund Institutional Class(a)	173,912
27,186	Great-West International Growth Fund Institutional Class(a)	231,080
52,086	Great-West International Index Fund Institutional Class(a)	513,047
35,339	Great-West International Value Fund Institutional Class(a)	281,654
32,903	Great-West Large Cap Growth Fund Institutional Class(a)	353,048
16,084	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	121,919
16,318	Great-West Mid Cap Value Fund Institutional Class(a)	143,599
22,498	Great-West Putnam Equity Income Fund Institutional Class(a)	208,335
Shares		Fair Value
Equity Mutual Funds — (continued)
15,077	Great-West Real Estate Index Fund Institutional Class(a)	$ 139,464
77,743	Great-West S&P 500® Index Fund Institutional Class(a)	769,659
37,038	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	332,232
27,818	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	226,437
26,924	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	208,121
17,900	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	152,147
3,495	Invesco Global Real Estate Fund Class R6	45,508
1,978	Invesco Small Cap Discovery Fund Class R6	21,181
2,600	Janus Henderson Triton Fund Class N	83,627
14,777	Northern Emerging Markets Equity Index Fund	174,068

TOTAL EQUITY MUTUAL FUNDS — 46.25% (Cost $4,484,157)		$4,399,488
Account Balance
FIXED INTEREST CONTRACT
610,164 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	610,164

TOTAL FIXED INTEREST CONTRACT — 6.41% (Cost $610,164)		$ 610,164
TOTAL INVESTMENTS — 100.03% (Cost $9,527,721)		$9,516,003
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (3,232)
TOTAL NET ASSETS — 100.00%		$9,512,771

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,835,859	Great-West Bond Index Fund Institutional Class(a)	$ 18,156,648
896,307	Great-West Core Bond Fund Institutional Class(a)	8,909,296
833,032	Great-West Global Bond Fund Institutional Class(a)	7,672,221
491,439	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,830,848
760,881	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,175,103
521,634	Great-West Putnam High Yield Bond Fund Institutional Class(a)	4,892,925
251,826	Great-West Short Duration Bond Fund Institutional Class(a)	2,495,593

TOTAL BOND MUTUAL FUNDS — 39.44% (Cost $53,672,206)		$ 54,132,634
EQUITY MUTUAL FUNDS
69,582	American Century Real Estate Fund Class R6	2,051,284
136,249	DFA International Real Estate Securities Portfolio Institutional Class	711,220
52,726	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	619,532
386,224	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,367,876
497,233	Great-West International Growth Fund Institutional Class(a)	4,226,481
951,377	Great-West International Index Fund Institutional Class(a)	9,371,066
646,348	Great-West International Value Fund Institutional Class(a)	5,151,393
565,323	Great-West Large Cap Growth Fund Institutional Class(a)	6,065,920
297,830	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,257,548
280,021	Great-West Mid Cap Value Fund Institutional Class(a)	2,464,186
387,935	Great-West Putnam Equity Income Fund Institutional Class(a)	3,592,278
Shares		Fair Value
Equity Mutual Funds — (continued)
221,983	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,053,345
1,341,351	Great-West S&P 500® Index Fund Institutional Class(a)	13,279,373
640,115	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,741,829
514,494	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,187,979
464,353	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,589,445
309,363	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,629,583
54,338	Invesco Global Real Estate Fund Class R6	707,486
35,904	Invesco Small Cap Discovery Fund Class R6	384,535
47,722	Janus Henderson Triton Fund Class N	1,535,221
285,946	Northern Emerging Markets Equity Index Fund	3,368,437

TOTAL EQUITY MUTUAL FUNDS — 56.35% (Cost $78,440,336)		$ 77,356,017
Account Balance
FIXED INTEREST CONTRACT
5,820,098 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,820,098

TOTAL FIXED INTEREST CONTRACT — 4.24% (Cost $5,820,098)		$ 5,820,098
TOTAL INVESTMENTS — 100.03% (Cost $137,932,640)		$137,308,749
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (47,729)
TOTAL NET ASSETS — 100.00%		$137,261,020

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
58,448	Great-West Bond Index Fund Institutional Class(a)	$ 578,048
28,541	Great-West Core Bond Fund Institutional Class(a)	283,699
25,847	Great-West Global Bond Fund Institutional Class(a)	238,055
8,788	Great-West Inflation-Protected Securities Fund Institutional Class(a)	86,386
24,095	Great-West Multi-Sector Bond Fund Institutional Class(a)	227,218
16,287	Great-West Putnam High Yield Bond Fund Institutional Class(a)	152,775
5,755	Great-West Short Duration Bond Fund Institutional Class(a)	57,031

TOTAL BOND MUTUAL FUNDS — 29.81% (Cost $1,589,981)		$1,623,212
EQUITY MUTUAL FUNDS
2,870	American Century Real Estate Fund Class R6	84,608
5,719	DFA International Real Estate Securities Portfolio Institutional Class	29,853
2,471	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	29,035
19,961	Great-West Emerging Markets Equity Fund Institutional Class(a)	174,057
24,515	Great-West International Growth Fund Institutional Class(a)	208,379
46,904	Great-West International Index Fund Institutional Class(a)	462,005
31,879	Great-West International Value Fund Institutional Class(a)	254,077
26,573	Great-West Large Cap Growth Fund Institutional Class(a)	285,131
14,686	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	111,317
13,110	Great-West Mid Cap Value Fund Institutional Class(a)	115,364
18,098	Great-West Putnam Equity Income Fund Institutional Class(a)	167,590
Shares		Fair Value
Equity Mutual Funds — (continued)
9,149	Great-West Real Estate Index Fund Institutional Class(a)	$ 84,629
62,794	Great-West S&P 500® Index Fund Institutional Class(a)	621,662
29,831	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	267,588
25,415	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	206,881
21,636	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	167,245
14,408	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	122,467
2,291	Invesco Global Real Estate Fund Class R6	29,826
1,796	Invesco Small Cap Discovery Fund Class R6	19,236
2,356	Janus Henderson Triton Fund Class N	75,788
14,784	Northern Emerging Markets Equity Index Fund	174,152

TOTAL EQUITY MUTUAL FUNDS — 67.79% (Cost $3,767,652)		$3,690,890
Account Balance
FIXED INTEREST CONTRACT
133,007 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	133,007

TOTAL FIXED INTEREST CONTRACT — 2.44% (Cost $133,007)		$ 133,007
TOTAL INVESTMENTS — 100.04% (Cost $5,490,640)		$5,447,109
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,970)
TOTAL NET ASSETS — 100.00%		$5,445,139

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
720,680	Great-West Bond Index Fund Institutional Class(a)	$ 7,127,525
352,420	Great-West Core Bond Fund Institutional Class(a)	3,503,055
311,802	Great-West Global Bond Fund Institutional Class(a)	2,871,695
37,410	Great-West Inflation-Protected Securities Fund Institutional Class(a)	367,738
296,392	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,794,980
198,058	Great-West Putnam High Yield Bond Fund Institutional Class(a)	1,857,784
46,813	Great-West Short Duration Bond Fund Institutional Class(a)	463,915

TOTAL BOND MUTUAL FUNDS — 21.69% (Cost $18,759,400)		$18,986,692
EQUITY MUTUAL FUNDS
46,836	American Century Real Estate Fund Class R6	1,380,731
98,664	DFA International Real Estate Securities Portfolio Institutional Class	515,026
43,329	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	509,117
396,566	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,458,053
461,362	Great-West International Growth Fund Institutional Class(a)	3,921,577
883,828	Great-West International Index Fund Institutional Class(a)	8,705,705
600,728	Great-West International Value Fund Institutional Class(a)	4,787,803
471,036	Great-West Large Cap Growth Fund Institutional Class(a)	5,054,217
277,554	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,103,858
233,246	Great-West Mid Cap Value Fund Institutional Class(a)	2,052,566
322,904	Great-West Putnam Equity Income Fund Institutional Class(a)	2,990,089
Shares		Fair Value
Equity Mutual Funds — (continued)
149,515	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,383,015
1,115,118	Great-West S&P 500® Index Fund Institutional Class(a)	11,039,672
530,707	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,760,443
479,480	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,902,970
386,651	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,988,815
257,014	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,184,617
39,332	Invesco Global Real Estate Fund Class R6	512,104
33,582	Invesco Small Cap Discovery Fund Class R6	359,663
44,572	Janus Henderson Triton Fund Class N	1,433,869
293,587	Northern Emerging Markets Equity Index Fund	3,458,457

TOTAL EQUITY MUTUAL FUNDS — 77.10% (Cost $68,576,245)		$67,502,367
Account Balance
FIXED INTEREST CONTRACT
1,093,504 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,093,504

TOTAL FIXED INTEREST CONTRACT — 1.25% (Cost $1,093,504)		$ 1,093,504
TOTAL INVESTMENTS — 100.04% (Cost $88,429,149)		$87,582,563
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,631)
TOTAL NET ASSETS — 100.00%		$87,550,932

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
30,796	Great-West Bond Index Fund Institutional Class(a)	$ 304,575
15,059	Great-West Core Bond Fund Institutional Class(a)	149,690
13,497	Great-West Global Bond Fund Institutional Class(a)	124,312
12,653	Great-West Multi-Sector Bond Fund Institutional Class(a)	119,314
8,367	Great-West Putnam High Yield Bond Fund Institutional Class(a)	78,483
1,481	Great-West Short Duration Bond Fund Institutional Class(a)	14,674

TOTAL BOND MUTUAL FUNDS — 17.18% (Cost $773,507)		$ 791,048
EQUITY MUTUAL FUNDS
2,565	American Century Real Estate Fund Class R6	75,618
5,632	DFA International Real Estate Securities Portfolio Institutional Class	29,398
2,360	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	27,727
23,774	Great-West Emerging Markets Equity Fund Institutional Class(a)	207,307
26,354	Great-West International Growth Fund Institutional Class(a)	224,010
50,442	Great-West International Index Fund Institutional Class(a)	496,852
34,289	Great-West International Value Fund Institutional Class(a)	273,286
25,616	Great-West Large Cap Growth Fund Institutional Class(a)	274,864
15,966	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	121,021
12,630	Great-West Mid Cap Value Fund Institutional Class(a)	111,144
17,452	Great-West Putnam Equity Income Fund Institutional Class(a)	161,605
8,176	Great-West Real Estate Index Fund Institutional Class(a)	75,633
Shares		Fair Value
Equity Mutual Funds — (continued)
60,273	Great-West S&P 500® Index Fund Institutional Class(a)	$ 596,699
28,851	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	258,791
27,771	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	226,059
20,882	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	161,417
13,947	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	118,548
2,252	Invesco Global Real Estate Fund Class R6	29,320
1,905	Invesco Small Cap Discovery Fund Class R6	20,400
2,568	Janus Henderson Triton Fund Class N	82,632
17,587	Northern Emerging Markets Equity Index Fund	207,173

TOTAL EQUITY MUTUAL FUNDS — 82.11% (Cost $3,882,548)		$3,779,504
Account Balance
FIXED INTEREST CONTRACT
34,392 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	34,392

TOTAL FIXED INTEREST CONTRACT — 0.75% (Cost $34,392)		$ 34,392
TOTAL INVESTMENTS — 100.04% (Cost $4,690,447)		$4,604,944
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,686)
TOTAL NET ASSETS — 100.00%		$4,603,258

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
257,790	Great-West Bond Index Fund Institutional Class(a)	$ 2,549,545
125,859	Great-West Core Bond Fund Institutional Class(a)	1,251,037
119,801	Great-West Global Bond Fund Institutional Class(a)	1,103,367
106,445	Great-West Multi-Sector Bond Fund Institutional Class(a)	1,003,772
70,237	Great-West Putnam High Yield Bond Fund Institutional Class(a)	658,825
12,428	Great-West Short Duration Bond Fund Institutional Class(a)	123,165

TOTAL BOND MUTUAL FUNDS — 15.18% (Cost $6,590,176)		$ 6,689,711
EQUITY MUTUAL FUNDS
24,882	American Century Real Estate Fund Class R6	733,531
57,039	DFA International Real Estate Securities Portfolio Institutional Class	297,746
22,558	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	265,060
248,979	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,171,098
263,552	Great-West International Growth Fund Institutional Class(a)	2,240,193
504,089	Great-West International Index Fund Institutional Class(a)	4,965,274
341,887	Great-West International Value Fund Institutional Class(a)	2,724,838
241,364	Great-West Large Cap Growth Fund Institutional Class(a)	2,589,835
160,237	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,214,600
120,065	Great-West Mid Cap Value Fund Institutional Class(a)	1,056,567
165,830	Great-West Putnam Equity Income Fund Institutional Class(a)	1,535,586
Shares		Fair Value
Equity Mutual Funds — (continued)
79,381	Great-West Real Estate Index Fund Institutional Class(a)	$ 734,276
575,085	Great-West S&P 500® Index Fund Institutional Class(a)	5,693,338
274,122	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,458,875
278,100	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,263,736
198,977	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,538,091
131,904	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,121,186
22,763	Invesco Global Real Estate Fund Class R6	296,373
19,415	Invesco Small Cap Discovery Fund Class R6	207,930
25,692	Janus Henderson Triton Fund Class N	826,498
184,280	Northern Emerging Markets Equity Index Fund	2,170,814

TOTAL EQUITY MUTUAL FUNDS — 84.21% (Cost $38,287,965)		$37,105,445
Account Balance
FIXED INTEREST CONTRACT
285,048 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	285,048

TOTAL FIXED INTEREST CONTRACT — 0.65% (Cost $285,048)		$ 285,048
TOTAL INVESTMENTS — 100.04% (Cost $45,163,189)		$44,080,204
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (15,970)
TOTAL NET ASSETS — 100.00%		$44,064,234

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
169	Great-West Bond Index Fund Institutional Class(a)	$ 1,665
82	Great-West Core Bond Fund Institutional Class(a)	817
82	Great-West Global Bond Fund Institutional Class(a)	758
69	Great-West Multi-Sector Bond Fund Institutional Class(a)	653
46	Great-West Putnam High Yield Bond Fund Institutional Class(a)	428
8	Great-West Short Duration Bond Fund Institutional Class(a)	82

TOTAL BOND MUTUAL FUNDS — 14.54% (Cost $4,350)		$ 4,403
EQUITY MUTUAL FUNDS
17	American Century Real Estate Fund Class R6	507
42	DFA International Real Estate Securities Portfolio Institutional Class	219
15	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	176
185	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,611
186	Great-West International Growth Fund Institutional Class(a)	1,585
356	Great-West International Index Fund Institutional Class(a)	3,511
242	Great-West International Value Fund Institutional Class(a)	1,927
161	Great-West Large Cap Growth Fund Institutional Class(a)	1,727
113	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	853
80	Great-West Mid Cap Value Fund Institutional Class(a)	702
111	Great-West Putnam Equity Income Fund Institutional Class(a)	1,029
Shares		Fair Value
Equity Mutual Funds — (continued)
55	Great-West Real Estate Index Fund Institutional Class(a)	$ 508
382	Great-West S&P 500® Index Fund Institutional Class(a)	3,786
182	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,637
195	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,587
133	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,028
88	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	750
17	Invesco Global Real Estate Fund Class R6	215
14	Invesco Small Cap Discovery Fund Class R6	145
18	Janus Henderson Triton Fund Class N	581
137	Northern Emerging Markets Equity Index Fund	1,611

TOTAL EQUITY MUTUAL FUNDS — 84.87% (Cost $25,646)		$25,695
Account Balance
FIXED INTEREST CONTRACT
188 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	188

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $188)		$ 188
TOTAL INVESTMENTS — 100.03% (Cost $30,184)		$30,286
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (8)
TOTAL NET ASSETS — 100.00%		$30,278

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$55,911,096	$5,604,293	$135,173,541
Investments at fair value, unaffiliated(b)	2,018,061	232,707	6,431,330
Subscriptions receivable	48,893	6,434	79,478
Total Assets	57,978,050	5,843,434	141,684,349
LIABILITIES:
Payable for distribution fees	3,498	320	7,812
Payable for investments purchased	46,021	6,434	63,493
Payable for shareholder services fees	13,851	1,168	33,562
Payable to investment adviser	3,208	351	9,492
Redemptions payable	2,872	-	15,985
Total Liabilities	69,450	8,273	130,344
NET ASSETS	$57,908,600	$5,835,161	$141,554,005
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$487,653	$54,900	$1,154,282
Paid-in capital in excess of par	58,100,008	5,727,278	138,820,488
Total distributable earnings	(679,061)	52,983	1,579,235
NET ASSETS	$57,908,600	$5,835,161	$141,554,005
NET ASSETS BY CLASS
Investor Class	$4,207,339	$19,644	$19,322,326
Service Class	$47,088,051	$4,387,992	$106,183,867
Institutional Class	$6,613,210	$1,427,525	$16,047,812
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	344,973	1,836	1,497,395
Service Class	3,832,568	412,129	8,200,363
Institutional Class	698,993	135,032	1,845,061
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.20	$10.70	$12.90
Service Class	$12.29	$10.65	$12.95
Institutional Class	$9.46	$10.57	$8.70
(a) Cost of investments, affiliated	$56,208,214	$5,559,417	$135,873,892
(b) Cost of investments, unaffiliated	$1,920,425	$222,818	$6,057,304
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$9,006,656	$128,550,566	$5,033,646
Investments at fair value, unaffiliated(b)	509,347	8,758,183	413,463
Subscriptions receivable	5,976	131,752	9,911
Total Assets	9,521,979	137,440,501	5,457,020
LIABILITIES:
Payable for distribution fees	547	6,909	332
Payable for investments purchased	5,976	118,590	7,979
Payable for shareholder services fees	2,011	30,146	1,208
Payable to investment adviser	674	10,674	430
Redemptions payable	-	13,162	1,932
Total Liabilities	9,208	179,481	11,881
NET ASSETS	$9,512,771	$137,261,020	$5,445,139
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$89,251	$1,129,431	$48,056
Paid-in capital in excess of par	9,318,817	132,923,675	5,306,136
Total distributable earnings	104,703	3,207,914	90,947
NET ASSETS	$9,512,771	$137,261,020	$5,445,139
NET ASSETS BY CLASS
Investor Class	$109,131	$18,339,928	$13,766
Service Class	$7,659,812	$94,593,705	$4,643,911
Institutional Class	$1,743,828	$24,327,387	$787,462
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	10,286	1,326,248	1,209
Service Class	719,216	6,810,737	410,059
Institutional Class	163,005	3,157,320	69,296
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.61	$13.83	$11.39
Service Class	$10.65	$13.89	$11.32
Institutional Class	$10.70	$7.71	$11.36
(a) Cost of investments, affiliated	$9,034,493	$129,684,376	$5,090,147
(b) Cost of investments, unaffiliated	$493,228	$8,248,264	$400,493
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$79,922,713	$4,160,403	$39,547,312
Investments at fair value, unaffiliated(b)	7,659,850	444,541	4,532,892
Subscriptions receivable	96,281	6,756	68,880
Receivable for investments sold	177,547	-	-
Total Assets	87,856,391	4,611,700	44,149,084
LIABILITIES:
Payable for distribution fees	4,678	281	2,291
Payable for investments purchased	39,749	6,756	36,713
Payable for shareholder services fees	19,606	1,031	9,955
Payable to investment adviser	7,347	374	3,724
Redemptions payable	234,079	-	32,167
Total Liabilities	305,459	8,442	84,850
NET ASSETS	$87,550,932	$4,603,258	$44,064,234
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$698,878	$39,908	$339,842
Paid-in capital in excess of par	83,505,360	4,488,555	42,647,210
Total distributable earnings	3,346,694	74,795	1,077,182
NET ASSETS	$87,550,932	$4,603,258	$44,064,234
NET ASSETS BY CLASS
Investor Class	$9,678,679	$38,099	$5,988,964
Service Class	$63,994,463	$4,019,629	$31,362,854
Institutional Class	$13,877,790	$545,530	$6,712,416
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	664,897	3,314	407,800
Service Class	4,390,631	348,375	2,131,603
Institutional Class	1,933,256	47,387	859,012
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.56	$11.50	$14.69
Service Class	$14.58	$11.54	$14.71
Institutional Class	$7.18	$11.51	$7.81
(a) Cost of investments, affiliated	$81,250,561	$4,254,871	$40,833,399
(b) Cost of investments, unaffiliated	$7,178,588	$435,576	$4,329,790
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Lifetime Conservative 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$27,008
Investments at fair value, unaffiliated(b)	3,278
Total Assets	30,286
LIABILITIES:
Payable for shareholder services fees	5
Payable to investment adviser	3
Total Liabilities	8
NET ASSETS	$30,278
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$302
Paid-in capital in excess of par	29,868
Total distributable earnings	108
NET ASSETS	$30,278
NET ASSETS BY CLASS
Investor Class	$10,091
Service Class	$10,091
Institutional Class	$10,096
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	5,000,000
Issued and Outstanding
Investor Class	1,005
Service Class	1,005
Institutional Class	1,006
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.04
Service Class	$10.04
Institutional Class	$10.04
(a) Cost of investments, affiliated	$26,918
(b) Cost of investments, unaffiliated	$3,266
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$58,985	$4,624	$92,554
Dividends, affiliated	611,597	61,726	1,492,128
Dividends, unaffiliated	9,778	1,035	26,301
Total Income	680,360	67,385	1,610,983
EXPENSES:
Management fees	35,661	3,405	86,481
Shareholder services fees – Investor Class	7,990	28	33,913
Shareholder services fees – Service Class	85,510	8,302	193,450
Distribution fees – Service Class	24,300	2,357	54,984
Total Expenses	153,461	14,092	368,828
Less management fees waived	14,187	1,121	23,031
Net Expenses	139,274	12,971	345,797
NET INVESTMENT INCOME	541,086	54,414	1,265,186
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(416,673)	(125,681)	(282,090)
Net realized gain (loss) on investments, unaffiliated	24,760	(3,182)	82,024
Net Realized Loss	(391,913)	(128,863)	(200,066)
Net change in unrealized appreciation on investments, affiliated	4,419,671	519,436	11,625,500
Net change in unrealized appreciation on investments, unaffiliated	318,960	37,910	969,435
Net Change in Unrealized Appreciation	4,738,631	557,346	12,594,935
Net Realized and Unrealized Gain	4,346,718	428,483	12,394,869
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,887,804	$482,897	$13,660,055
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$3,791	$42,172	$836
Dividends, affiliated	93,177	1,298,756	45,275
Dividends, unaffiliated	1,685	27,487	1,057
Total Income	98,653	1,368,415	47,168
EXPENSES:
Management fees	4,760	80,631	2,751
Shareholder services fees – Investor Class	169	33,572	22
Shareholder services fees – Service Class	11,830	166,250	7,039
Distribution fees – Service Class	3,355	47,258	2,000
Total Expenses	20,114	327,711	11,812
Less management fees waived	977	12,010	288
Net Expenses	19,137	315,701	11,524
NET INVESTMENT INCOME	79,516	1,052,714	35,644
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(159,649)	(531,761)	(105,011)
Net realized gain (loss) on investments, unaffiliated	(5,503)	149,668	(4,113)
Net Realized Loss	(165,152)	(382,093)	(109,124)
Net change in unrealized appreciation on investments, affiliated	790,438	13,505,234	562,861
Net change in unrealized appreciation on investments, unaffiliated	66,432	1,187,480	53,243
Net Change in Unrealized Appreciation	856,870	14,692,714	616,104
Net Realized and Unrealized Gain	691,718	14,310,621	506,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$771,234	$15,363,335	$542,624
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$7,864	$207	$2,023
Dividends, affiliated	665,393	31,513	293,977
Dividends, unaffiliated	18,801	933	10,137
Total Income	692,058	32,653	306,137
EXPENSES:
Management fees	51,142	2,232	25,163
Shareholder services fees – Investor Class	17,303	62	10,775
Shareholder services fees – Service Class	110,711	5,700	52,231
Distribution fees – Service Class	31,473	1,619	14,852
Total Expenses	210,629	9,613	103,021
Less management fees waived	4,008	156	1,806
Net Expenses	206,621	9,457	101,215
NET INVESTMENT INCOME	485,437	23,196	204,922
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(531,082)	(72,541)	(109,593)
Net realized gain (loss) on investments, unaffiliated	142,899	(2,364)	63,537
Net Realized Loss	(388,183)	(74,905)	(46,056)
Net change in unrealized appreciation on investments, affiliated	10,336,388	472,122	4,989,122
Net change in unrealized appreciation on investments, unaffiliated	984,145	50,638	557,883
Net Change in Unrealized Appreciation	11,320,533	522,760	5,547,005
Net Realized and Unrealized Gain	10,932,350	447,855	5,500,949
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,417,787	$471,051	$5,705,871
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Lifetime Conservative 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$1
Dividends, affiliated	180
Dividends, unaffiliated	4
Total Income	185
EXPENSES:
Management fees	5
Shareholder services fees – Investor Class	6
Shareholder services fees – Service Class	5
Distribution fees – Service Class	2
Total Expenses	18
Less amount waived by distributor - Service Class	2
Net Expenses	16
NET INVESTMENT INCOME	169
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	6
Net realized gain on investments, unaffiliated	1
Net Realized Gain	7
Net change in unrealized appreciation on investments, affiliated	90
Net change in unrealized appreciation on investments, unaffiliated	12
Net Change in Unrealized Appreciation	102
Net Realized and Unrealized Gain	109
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$278
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2015 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$541,086	$2,059,596
Net realized gain (loss)	(391,913)	3,390,712
Net change in unrealized appreciation (depreciation)	4,738,631	(7,767,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,887,804	(2,316,884)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(38,614)	(224,471)
Service Class	(409,661)	(2,971,020)
Institutional Class	(94,773)	(381,374)
From Net Investment Income and Net Realized Gains	(543,048)	(3,576,865)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	658,136	974,121
Service Class	4,799,145	13,340,094
Institutional Class	725,655	3,944,052
Shares issued in reinvestment of distributions
Investor Class	38,614	224,471
Service Class	409,661	2,971,020
Institutional Class	94,773	381,374
Shares redeemed
Investor Class	(1,308,140)	(1,804,255)
Service Class	(14,380,444)	(58,482,175)
Institutional Class	(350,201)	(1,235,928)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,312,801)	(39,687,226)
Total Decrease in Net Assets	(4,968,045)	(45,580,975)
NET ASSETS:
Beginning of Period	62,876,645	108,457,620
End of Period	$57,908,600	$62,876,645
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	55,463	79,459
Service Class	400,063	1,093,457
Institutional Class	78,074	404,935
Shares issued in reinvestment of distributions
Investor Class	3,181	19,085
Service Class	33,496	249,509
Institutional Class	10,072	41,599
Shares redeemed
Investor Class	(108,596)	(147,056)
Service Class	(1,198,481)	(4,818,254)
Institutional Class	(37,768)	(128,778)
Net Decrease	(764,496)	(3,206,044)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2020 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$54,414	$135,060
Net realized gain (loss)	(128,863)	203,633
Net change in unrealized appreciation (depreciation)	557,346	(536,154)
Net Increase (Decrease) in Net Assets Resulting from Operations	482,897	(197,461)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(187)	(633)
Service Class	(38,296)	(263,375)
Institutional Class	(16,088)	(1,895)
From Net Investment Income and Net Realized Gains	(54,571)	(265,903)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,679	12,603
Service Class	785,213	3,918,592
Institutional Class	1,348,225	128,626
Shares issued in reinvestment of distributions
Investor Class	187	633
Service Class	38,296	263,375
Institutional Class	16,088	1,895
Shares redeemed
Investor Class	(17)	(16,649)
Service Class	(1,833,493)	(2,070,007)
Institutional Class	(6,080)	(190,776)
Net Increase in Net Assets Resulting from Capital Share Transactions	353,098	2,048,292
Total Increase in Net Assets	781,424	1,584,928
NET ASSETS:
Beginning of Period	5,053,737	3,468,809
End of Period	$5,835,161	$5,053,737
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	446	1,174
Service Class	75,389	366,134
Institutional Class	132,125	11,979
Shares issued in reinvestment of distributions
Investor Class	18	62
Service Class	3,616	26,030
Institutional Class	1,531	184
Shares redeemed
Investor Class	(2)	(1,544)
Service Class	(176,063)	(195,709)
Institutional Class	(584)	(17,677)
Net Increase	36,476	190,633
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2025 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,265,186	$4,280,994
Net realized gain (loss)	(200,066)	9,541,517
Net change in unrealized appreciation (depreciation)	12,594,935	(20,309,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,660,055	(6,486,682)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(166,832)	(1,291,543)
Service Class	(854,384)	(8,170,256)
Institutional Class	(249,106)	(1,285,325)
From Net Investment Income and Net Realized Gains	(1,270,322)	(10,747,124)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,631,264	4,183,922
Service Class	10,655,552	28,635,150
Institutional Class	4,189,892	6,260,882
Shares issued in reinvestment of distributions
Investor Class	166,832	1,291,543
Service Class	854,384	8,170,256
Institutional Class	249,106	1,285,325
Shares redeemed
Investor Class	(3,177,567)	(8,678,548)
Service Class	(29,126,407)	(89,175,650)
Institutional Class	(1,427,573)	(4,807,844)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,984,517)	(52,834,964)
Total Decrease in Net Assets	(3,594,784)	(70,068,770)
NET ASSETS:
Beginning of Period	145,148,789	215,217,559
End of Period	$141,554,005	$145,148,789
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	128,875	319,630
Service Class	847,198	2,199,264
Institutional Class	490,820	677,808
Shares issued in reinvestment of distributions
Investor Class	13,013	104,378
Service Class	66,386	655,800
Institutional Class	28,832	151,760
Shares redeemed
Investor Class	(249,719)	(660,605)
Service Class	(2,306,579)	(6,867,345)
Institutional Class	(164,821)	(525,324)
Net Decrease	(1,145,995)	(3,944,634)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2030 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$79,516	$157,444
Net realized gain (loss)	(165,152)	389,746
Net change in unrealized appreciation (depreciation)	856,870	(878,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	771,234	(331,737)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(916)	(3,550)
Service Class	(61,619)	(473,249)
Institutional Class	(17,355)	(2,956)
From Net Investment Income and Net Realized Gains	(79,890)	(479,755)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	15,345	77,474
Service Class	1,717,070	4,796,116
Institutional Class	2,007,284	30,404
Shares issued in reinvestment of distributions
Investor Class	916	3,550
Service Class	61,619	473,249
Institutional Class	17,355	2,956
Shares redeemed
Investor Class	(493)	(86)
Service Class	(1,239,783)	(2,797,638)
Institutional Class	(387,976)	(1,978)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,191,337	2,584,047
Total Increase in Net Assets	2,882,681	1,772,555
NET ASSETS:
Beginning of Period	6,630,090	4,857,535
End of Period	$9,512,771	$6,630,090
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,485	7,269
Service Class	164,772	443,012
Institutional Class	193,055	2,833
Shares issued in reinvestment of distributions
Investor Class	87	362
Service Class	5,830	46,270
Institutional Class	1,634	290
Shares redeemed
Investor Class	(48)	(8)
Service Class	(121,218)	(256,323)
Institutional Class	(36,375)	(179)
Net Increase	209,222	243,526
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2035 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,052,714	$3,541,707
Net realized gain (loss)	(382,093)	12,851,181
Net change in unrealized appreciation (depreciation)	14,692,714	(24,794,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,363,335	(8,401,886)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(118,228)	(1,532,803)
Service Class	(570,626)	(8,959,028)
Institutional Class	(369,660)	(2,632,976)
From Net Investment Income and Net Realized Gains	(1,058,514)	(13,124,807)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,220,981	4,521,243
Service Class	10,621,623	29,483,409
Institutional Class	7,867,182	7,557,385
Shares issued in reinvestment of distributions
Investor Class	118,228	1,532,803
Service Class	570,626	8,959,028
Institutional Class	369,660	2,632,976
Shares redeemed
Investor Class	(3,857,703)	(6,321,089)
Service Class	(24,086,610)	(72,921,716)
Institutional Class	(2,383,461)	(4,782,416)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,559,474)	(29,338,377)
Total Increase (Decrease) in Net Assets	5,745,347	(50,865,070)
NET ASSETS:
Beginning of Period	131,515,673	182,380,743
End of Period	$137,261,020	$131,515,673
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	166,411	317,299
Service Class	791,438	2,076,352
Institutional Class	1,044,298	873,582
Shares issued in reinvestment of distributions
Investor Class	8,623	116,946
Service Class	41,440	675,937
Institutional Class	48,385	351,099
Shares redeemed
Investor Class	(283,434)	(437,111)
Service Class	(1,797,599)	(5,165,398)
Institutional Class	(312,688)	(561,526)
Net Decrease	(293,126)	(1,752,820)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2040 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$35,644	$86,119
Net realized gain (loss)	(109,124)	336,438
Net change in unrealized appreciation (depreciation)	616,104	(684,540)
Net Increase (Decrease) in Net Assets Resulting from Operations	542,624	(261,983)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(91)	(814)
Service Class	(29,354)	(252,326)
Institutional Class	(6,468)	(3,551)
From Net Investment Income and Net Realized Gains	(35,913)	(256,691)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	734	959
Service Class	1,301,928	3,182,299
Institutional Class	771,838	35,559
Shares issued in reinvestment of distributions
Investor Class	91	814
Service Class	29,354	252,326
Institutional Class	6,468	3,551
Shares redeemed
Investor Class	-	(3,370)
Service Class	(873,898)	(1,769,676)
Institutional Class	(87,526)	(286)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,148,989	1,702,176
Total Increase in Net Assets	1,655,700	1,183,502
NET ASSETS:
Beginning of Period	3,789,439	2,605,937
End of Period	$5,445,139	$3,789,439
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	66	81
Service Class	118,353	278,225
Institutional Class	71,555	3,086
Shares issued in reinvestment of distributions
Investor Class	8	77
Service Class	2,616	23,885
Institutional Class	575	336
Shares redeemed
Investor Class	-	(284)
Service Class	(81,081)	(153,227)
Institutional Class	(7,832)	(25)
Net Increase	104,260	152,154
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2045 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$485,437	$1,940,959
Net realized gain (loss)	(388,183)	11,166,539
Net change in unrealized appreciation (depreciation)	11,320,533	(20,290,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,417,787	(7,183,010)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(43,342)	(1,037,155)
Service Class	(263,256)	(7,111,679)
Institutional Class	(183,185)	(2,153,425)
From Net Investment Income and Net Realized Gains	(489,783)	(10,302,259)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,597,341	2,823,591
Service Class	9,130,292	20,449,757
Institutional Class	3,941,492	4,067,846
Shares issued in reinvestment of distributions
Investor Class	43,342	1,037,155
Service Class	263,256	7,111,679
Institutional Class	183,185	2,153,425
Shares redeemed
Investor Class	(2,513,664)	(3,676,869)
Service Class	(16,339,448)	(44,742,885)
Institutional Class	(1,768,651)	(2,999,218)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,462,855)	(13,775,519)
Total Increase (Decrease) in Net Assets	5,465,149	(31,260,788)
NET ASSETS:
Beginning of Period	82,085,783	113,346,571
End of Period	$87,550,932	$82,085,783
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	114,046	184,444
Service Class	654,213	1,341,841
Institutional Class	562,389	476,142
Shares issued in reinvestment of distributions
Investor Class	3,010	75,543
Service Class	18,256	515,167
Institutional Class	25,801	309,082
Shares redeemed
Investor Class	(178,886)	(238,912)
Service Class	(1,171,651)	(2,944,621)
Institutional Class	(249,753)	(351,239)
Net Decrease	(222,575)	(632,553)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2050 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$23,196	$60,007
Net realized gain (loss)	(74,905)	284,134
Net change in unrealized appreciation (depreciation)	522,760	(620,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	471,051	(276,083)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(188)	(1,825)
Service Class	(19,633)	(158,019)
Institutional Class	(3,623)	(6,096)
From Net Investment Income and Net Realized Gains	(23,444)	(165,940)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,905	15,251
Service Class	1,415,163	2,442,598
Institutional Class	466,467	88,222
Shares issued in reinvestment of distributions
Investor Class	188	1,825
Service Class	19,633	158,019
Institutional Class	3,623	6,096
Shares redeemed
Investor Class	(7,009)	(346)
Service Class	(617,239)	(708,340)
Institutional Class	(70,628)	(3,620)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,220,103	1,999,705
Total Increase in Net Assets	1,667,710	1,557,682
NET ASSETS:
Beginning of Period	2,935,548	1,377,866
End of Period	$4,603,258	$2,935,548
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	895	1,312
Service Class	126,334	210,130
Institutional Class	42,759	7,656
Shares issued in reinvestment of distributions
Investor Class	17	171
Service Class	1,721	14,800
Institutional Class	318	577
Shares redeemed
Investor Class	(612)	(29)
Service Class	(56,532)	(60,988)
Institutional Class	(6,176)	(325)
Net Increase	108,724	173,304
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime Conservative 2055 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$204,922	$843,416
Net realized gain (loss)	(46,056)	5,363,585
Net change in unrealized appreciation (depreciation)	5,547,005	(10,038,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,705,871	(3,831,014)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(22,848)	(529,723)
Service Class	(110,653)	(2,789,807)
Institutional Class	(73,651)	(865,045)
From Net Investment Income and Net Realized Gains	(207,152)	(4,184,575)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,347,015	2,097,953
Service Class	6,763,200	15,822,885
Institutional Class	1,456,691	2,879,026
Shares issued in reinvestment of distributions
Investor Class	22,848	529,723
Service Class	110,653	2,789,807
Institutional Class	73,651	865,045
Shares redeemed
Investor Class	(1,550,918)	(1,539,720)
Service Class	(7,234,413)	(20,925,716)
Institutional Class	(440,346)	(883,325)
Net Increase in Net Assets Resulting from Capital Share Transactions	548,381	1,635,678
Total Increase (Decrease) in Net Assets	6,047,100	(6,379,911)
NET ASSETS:
Beginning of Period	38,017,134	44,397,045
End of Period	$44,064,234	$38,017,134
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	95,147	136,228
Service Class	477,849	1,035,374
Institutional Class	193,553	321,463
Shares issued in reinvestment of distributions
Investor Class	1,574	38,580
Service Class	7,610	201,807
Institutional Class	9,540	116,035
Shares redeemed
Investor Class	(108,293)	(100,190)
Service Class	(511,156)	(1,375,853)
Institutional Class	(57,667)	(97,847)
Net Increase	108,157	275,597
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019
Great-West Lifetime Conservative 2060 Fund	2019 (a) (Unaudited)
OPERATIONS:
Net investment income	$169
Net realized gain	7
Net change in unrealized appreciation	102
Net Increase in Net Assets Resulting from Operations	278
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(55)
Service Class	(55)
Institutional Class	(60)
From Net Investment Income and Net Realized Gains	(170)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,000
Service Class	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Investor Class	55
Service Class	55
Institutional Class	60
Net Increase in Net Assets Resulting from Capital Share Transactions	30,170
Total Increase in Net Assets	30,278
NET ASSETS:
Beginning of Period	0
End of Period	$30,278
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,000
Service Class	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Investor Class	6
Service Class	5
Institutional Class	6
Net Increase	3,017
(a) Fund commenced operations on May 01, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$11.37	0.10	0.84	0.94	(0.11)	-	(0.11)	$12.20	8.30% (d)
12/31/2018	$12.30	0.32	(0.68)	(0.36)	(0.32)	(0.25)	(0.57)	$11.37	(3.03%)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
Service Class
06/28/2019(Unaudited)	$11.45	0.10	0.85	0.95	(0.11)	-	(0.11)	$12.29	8.28% (d)
12/31/2018	$12.36	0.26	(0.64)	(0.38)	(0.28)	(0.25)	(0.53)	$11.45	(3.16%)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
Institutional Class
06/28/2019(Unaudited)	$ 8.85	0.11	0.64	0.75	(0.14)	-	(0.14)	$ 9.46	8.46% (d)
12/31/2018	$ 9.71	0.36	(0.61)	(0.25)	(0.36)	(0.25)	(0.61)	$ 8.85	(2.72%)
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (e)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 4,207	0.47% (h)	0.42% (h)	1.77% (h)	7%
12/31/2018	$ 4,489	0.47%	0.43%	2.66%	46%
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (i)
12/31/2014	$ 20,471	0.12%	0.12%	2.05%	27%
Service Class
06/28/2019 (Unaudited)	$ 47,088	0.57% (h)	0.52% (h)	1.75% (h)	7%
12/31/2018	$ 52,648	0.57%	0.53%	2.15%	46%
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (i)
12/31/2014	$168,420	0.22%	0.22%	2.37%	27%
Institutional Class
06/28/2019 (Unaudited)	$ 6,613	0.12% (h)	0.07% (h)	2.42% (h)	7%
12/31/2018	$ 5,740	0.12%	0.08%	3.80%	46%
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (e)	$ 569	0.12% (h)	0.09% (h)	8.94% (h)	40% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.91	0.11	0.78	0.89	(0.10)	-	(0.10)	$10.70	9.03% (d)
12/31/2018	$10.82	0.23	(0.61)	(0.38)	(0.30)	(0.23)	(0.53)	$ 9.91	(3.60%)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (e)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (f)	(0.17)	$10.21	3.89% (d)
Service Class
06/28/2019(Unaudited)	$ 9.86	0.08	0.80	0.88	(0.09)	-	(0.09)	$10.65	8.97% (d)
12/31/2018	$10.78	0.30	(0.69)	(0.39)	(0.30)	(0.23)	(0.53)	$ 9.86	(3.69%)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (e)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (f)	(0.19)	$10.17	3.67% (d)
Institutional Class
06/28/2019(Unaudited)	$ 9.80	0.17	0.72	0.89	(0.12)	-	(0.12)	$10.57	9.10% (d)
12/31/2018	$10.79	0.26	(0.58)	(0.32)	(0.44)	(0.23)	(0.67)	$ 9.80	(3.06%)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (e)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (f)	(0.20)	$10.19	3.99% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 20	0.47% (i)	0.43% (i)	2.20% (i)	31%
12/31/2018	$ 14	0.47%	0.44%	2.17%	64%
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (e)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (d)
Service Class
06/28/2019 (Unaudited)	$4,388	0.57% (i)	0.53% (i)	1.66% (i)	31%
12/31/2018	$5,021	0.57%	0.54%	2.86%	64%
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (e)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (d)
Institutional Class
06/28/2019 (Unaudited)	$1,428	0.12% (i)	0.08% (i)	3.24% (i)	31%
12/31/2018	$ 19	0.12%	0.09%	2.38%	64%
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (e)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$11.86	0.11	1.04	1.15	(0.11)	-	(0.11)	$12.90	9.72% (d)
12/31/2018	$13.20	0.33	(0.84)	(0.51)	(0.33)	(0.50)	(0.83)	$11.86	(4.02%)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
Service Class
06/28/2019(Unaudited)	$11.90	0.10	1.05	1.15	(0.10)	-	(0.10)	$12.95	9.71% (d)
12/31/2018	$13.22	0.29	(0.81)	(0.52)	(0.30)	(0.50)	(0.80)	$11.90	(4.11%)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
Institutional Class
06/28/2019(Unaudited)	$ 8.03	0.10	0.71	0.81	(0.14)	-	(0.14)	$ 8.70	9.93% (d)
12/31/2018	$ 9.26	0.28	(0.61)	(0.33)	(0.40)	(0.50)	(0.90)	$ 8.03	(3.64%)
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (e)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 19,322	0.47% (h)	0.44% (h)	1.82% (h)	7%
12/31/2018	$ 19,035	0.47%	0.45%	2.57%	39%
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (i)
12/31/2014	$ 38,263	0.12%	0.12%	2.17%	29%
Service Class
06/28/2019 (Unaudited)	$106,184	0.57% (h)	0.54% (h)	1.66% (h)	7%
12/31/2018	$114,141	0.57%	0.55%	2.25%	39%
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (i)
12/31/2014	$253,958	0.22%	0.22%	2.36%	29%
Institutional Class
06/28/2019 (Unaudited)	$ 16,048	0.12% (h)	0.09% (h)	2.38% (h)	7%
12/31/2018	$ 11,974	0.12%	0.10%	3.12%	39%
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (e)	$ 3,368	0.12% (h)	0.10% (h)	8.79% (h)	36% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.67	0.10	0.93	1.03	(0.09)	-	(0.09)	$10.61	10.66% (d)
12/31/2018	$11.04	0.48	(0.98)	(0.50)	(0.56)	(0.31)	(0.87)	$ 9.67	(4.80%)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (e)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (d)
Service Class
06/28/2019(Unaudited)	$ 9.70	0.09	0.95	1.04	(0.09)	-	(0.09)	$10.65	10.69% (d)
12/31/2018	$11.05	0.30	(0.82)	(0.52)	(0.52)	(0.31)	(0.83)	$ 9.70	(4.99%)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (e)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (d)
Institutional Class
06/28/2019(Unaudited)	$ 9.75	0.16	0.90	1.06	(0.11)	-	(0.11)	$10.70	10.86% (d)
12/31/2018	$11.04	0.40	(0.87)	(0.47)	(0.51)	(0.31)	(0.82)	$ 9.75	(4.48%)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (e)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 109	0.47% (h)	0.45% (h)	1.94% (h)	18%
12/31/2018	$ 85	0.47%	0.45%	4.59%	53%
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (e)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (d)
Service Class
06/28/2019 (Unaudited)	$7,660	0.57% (h)	0.55% (h)	1.84% (h)	18%
12/31/2018	$6,500	0.57%	0.55%	2.82%	53%
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (e)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (d)
Institutional Class
06/28/2019 (Unaudited)	$1,744	0.12% (h)	0.10% (h)	3.03% (h)	18%
12/31/2018	$ 46	0.12%	0.10%	3.73%	53%
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (e)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.43	0.10	1.39	1.49	(0.09)	-	(0.09)	$13.83	11.99% (d)
12/31/2018	$14.38	0.34	(1.13)	(0.79)	(0.31)	(0.85)	(1.16)	$12.43	(5.79%)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
Service Class
06/28/2019(Unaudited)	$12.49	0.10	1.38	1.48	(0.08)	-	(0.08)	$13.89	11.89% (d)
12/31/2018	$14.42	0.29	(1.10)	(0.81)	(0.27)	(0.85)	(1.12)	$12.49	(5.89%)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
Institutional Class
06/28/2019(Unaudited)	$ 6.98	0.08	0.77	0.85	(0.12)	-	(0.12)	$ 7.71	12.03% (d)
12/31/2018	$ 8.65	0.24	(0.67)	(0.43)	(0.39)	(0.85)	(1.24)	$ 6.98	(5.42%)
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (e)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 18,340	0.47% (h)	0.45% (h)	1.47% (h)	11%
12/31/2018	$ 17,834	0.47%	0.46%	2.41%	39%
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (i)
12/31/2014	$ 23,411	0.12%	0.12%	1.90%	27%
Service Class
06/28/2019 (Unaudited)	$ 94,594	0.57% (h)	0.55% (h)	1.45% (h)	11%
12/31/2018	$ 97,095	0.57%	0.56%	2.04%	39%
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (i)
12/31/2014	$212,538	0.22%	0.22%	2.18%	27%
Institutional Class
06/28/2019 (Unaudited)	$ 24,327	0.12% (h)	0.10% (h)	2.22% (h)	11%
12/31/2018	$ 16,587	0.12%	0.11%	2.83%	39%
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (e)	$ 2,192	0.12% (h)	0.11% (h)	10.64% (h)	37% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.13	0.08	1.26	1.34	(0.08)	-	(0.08)	$11.39	13.19% (d)
12/31/2018	$11.67	0.23	(1.02)	(0.79)	(0.33)	(0.42)	(0.75)	$10.13	(6.95%)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (e)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (f)	(0.18)	$10.41	6.01% (d)
Service Class
06/28/2019(Unaudited)	$10.07	0.08	1.24	1.32	(0.07)	-	(0.07)	$11.32	13.13% (d)
12/31/2018	$11.63	0.30	(1.11)	(0.81)	(0.33)	(0.42)	(0.75)	$10.07	(7.12%)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (e)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (f)	(0.20)	$10.40	6.06% (d)
Institutional Class
06/28/2019(Unaudited)	$10.10	0.13	1.22	1.35	(0.09)	-	(0.09)	$11.36	13.42% (d)
12/31/2018	$11.66	0.36	(1.11)	(0.75)	(0.39)	(0.42)	(0.81)	$10.10	(6.65%)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (e)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (f)	(0.20)	$10.42	6.34% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 14	0.47% (i)	0.46% (i)	1.46% (i)	15%
12/31/2018	$ 11	0.47%	0.47%	2.03%	56%
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (e)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (d)
Service Class
06/28/2019 (Unaudited)	$4,644	0.57% (i)	0.56% (i)	1.45% (i)	15%
12/31/2018	$3,727	0.57%	0.56%	2.64%	56%
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (e)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (d)
Institutional Class
06/28/2019 (Unaudited)	$ 787	0.12% (i)	0.11% (i)	2.33% (i)	15%
12/31/2018	$ 50	0.12%	0.12%	3.13%	56%
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (e)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.79	0.08	1.76	1.84	(0.07)	-	(0.07)	$14.56	14.27% (d)
12/31/2018	$15.48	0.32	(1.50)	(1.18)	(0.28)	(1.23)	(1.51)	$12.79	(7.94%)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
Service Class
06/28/2019(Unaudited)	$12.81	0.07	1.76	1.83	(0.06)	-	(0.06)	$14.58	14.12% (d)
12/31/2018	$15.47	0.27	(1.45)	(1.18)	(0.25)	(1.23)	(1.48)	$12.81	(7.99%)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
Institutional Class
06/28/2019(Unaudited)	$ 6.36	0.06	0.86	0.92	(0.10)	-	(0.10)	$ 7.18	14.42% (d)
12/31/2018	$ 8.55	0.21	(0.79)	(0.58)	(0.38)	(1.23)	(1.61)	$ 6.36	(7.57%)
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (e)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 9,679	0.47% (h)	0.46% (h)	1.09% (h)	10%
12/31/2018	$ 9,298	0.47%	0.46%	2.09%	38%
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (i)
12/31/2014	$ 14,443	0.12%	0.12%	1.72%	23%
Service Class
06/28/2019 (Unaudited)	$ 63,994	0.57% (h)	0.56% (h)	1.04% (h)	10%
12/31/2018	$ 62,653	0.57%	0.56%	1.78%	38%
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (i)
12/31/2014	$108,839	0.22%	0.22%	2.02%	23%
Institutional Class
06/28/2019 (Unaudited)	$ 13,878	0.12% (h)	0.11% (h)	1.67% (h)	10%
12/31/2018	$ 10,135	0.12%	0.11%	2.57%	38%
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (e)	$ 832	0.12% (h)	0.11% (h)	7.48% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.07	0.06	1.43	1.49	(0.06)	-	(0.06)	$11.50	14.68% (d)
12/31/2018	$11.74	0.30	(1.29)	(0.99)	(0.34)	(0.34)	(0.68)	$10.07	(8.66%)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (e)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (d)
Service Class
06/28/2019(Unaudited)	$10.11	0.06	1.43	1.49	(0.06)	-	(0.06)	$11.54	14.71% (d)
12/31/2018	$11.77	0.31	(1.31)	(1.00)	(0.32)	(0.34)	(0.66)	$10.11	(8.71%)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (e)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (d)
Institutional Class
06/28/2019(Unaudited)	$10.09	0.09	1.41	1.50	(0.08)	-	(0.08)	$11.51	14.85% (d)
12/31/2018	$11.74	0.40	(1.35)	(0.95)	(0.36)	(0.34)	(0.70)	$10.09	(8.31%)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (e)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 38	0.47% (h)	0.46% (h)	1.08% (h)	13%
12/31/2018	$ 30	0.47%	0.46%	2.58%	32%
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (e)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (d)
Service Class
06/28/2019 (Unaudited)	$4,020	0.57% (h)	0.56% (h)	1.19% (h)	13%
12/31/2018	$2,799	0.57%	0.56%	2.67%	32%
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (e)	$ 159	0.57% (h)	0.55% (h)	3.28% (h)	130% (d)
Institutional Class
06/28/2019 (Unaudited)	$ 546	0.12% (h)	0.11% (h)	1.70% (h)	13%
12/31/2018	$ 106	0.12%	0.11%	3.43%	32%
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (e)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.83	0.06	1.86	1.92	(0.06)	-	(0.06)	$14.69	14.94% (d)
12/31/2018	$15.53	0.33	(1.66)	(1.33)	(0.30)	(1.07)	(1.37)	$12.83	(8.95%)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
Service Class
06/28/2019(Unaudited)	$12.86	0.06	1.84	1.90	(0.05)	-	(0.05)	$14.71	14.80% (d)
12/31/2018	$15.53	0.27	(1.61)	(1.34)	(0.26)	(1.07)	(1.33)	$12.86	(8.99%)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
Institutional Class
06/28/2019(Unaudited)	$ 6.86	0.05	0.99	1.04	(0.09)	-	(0.09)	$ 7.81	14.96% (d)
12/31/2018	$ 9.04	0.24	(0.97)	(0.73)	(0.38)	(1.07)	(1.45)	$ 6.86	(8.58%)
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (e)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 5,989	0.47% (h)	0.46% (h)	0.90% (h)	13%
12/31/2018	$ 5,381	0.47%	0.46%	2.17%	48%
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (i)
12/31/2014	$ 4,587	0.12%	0.12%	1.73%	22%
Service Class
06/28/2019 (Unaudited)	$31,363	0.57% (h)	0.56% (h)	0.90% (h)	13%
12/31/2018	$27,738	0.57%	0.56%	1.79%	48%
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (i)
12/31/2014	$33,984	0.22%	0.22%	2.05%	22%
Institutional Class
06/28/2019 (Unaudited)	$ 6,712	0.12% (h)	0.11% (h)	1.44% (h)	13%
12/31/2018	$ 4,899	0.12%	0.11%	2.69%	48%
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (e)	$ 188	0.12% (h)	0.11% (h)	7.03% (h)	38% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited) (d)	$10.00	0.05	0.05	0.10	(0.06)	-	(0.06)	$10.04	0.86% (e)
Service Class
06/28/2019(Unaudited) (d)	$10.00	0.05	0.04	0.09	(0.05)	-	(0.05)	$10.04	0.85% (e)
Institutional Class
06/28/2019(Unaudited) (d)	$10.00	0.06	0.04	0.10	(0.06)	-	(0.06)	$10.04	0.91% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)(d)	$10	0.47% (h)	0.46% (h)	3.45% (h)	1% (e)
Service Class
06/28/2019 (Unaudited)(d)	$10	0.57% (h)	0.46% (h)	3.52% (h)	1% (e)
Institutional Class
06/28/2019 (Unaudited)(d)	$10	0.12% (h)	0.11% (h)	4.03% (h)	1% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund, the Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime Conservative 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L, and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class, Service Class, and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 28, 2019

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 28, 2019

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$59,512,656	$870,263	$(2,453,762)	$(1,583,499)
Great-West Lifetime Conservative 2020 Fund	5,940,342	116,113	(219,455)	(103,342)
Great-West Lifetime Conservative 2025 Fund	145,426,860	2,950,035	(6,772,024)	(3,821,989)
Great-West Lifetime Conservative 2030 Fund	9,740,853	184,343	(409,193)	(224,850)
Great-West Lifetime Conservative 2035 Fund	141,864,666	3,637,162	(8,193,079)	(4,555,917)
Great-West Lifetime Conservative 2040 Fund	5,632,132	145,756	(330,779)	(185,023)
Great-West Lifetime Conservative 2045 Fund	90,948,165	2,847,159	(6,212,761)	(3,365,602)
Great-West Lifetime Conservative 2050 Fund	4,779,526	117,207	(291,789)	(174,582)
Great-West Lifetime Conservative 2055 Fund	46,471,417	1,167,784	(3,558,997)	(2,391,213)
Great-West Lifetime Conservative 2060 Fund	30,183	250	(147)	103
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the SEC. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 28, 2019

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	801,978	$8,616,508	$633,101	$1,738,570	$ (53,114)	$ 420,524	$109,289	$ 7,931,563	13.70%
Great-West Core Bond Fund Institutional Class	391,775	4,227,690	291,645	859,095	(27,303)	234,008	57,241	3,894,248	6.72
Great-West Global Bond Fund Institutional Class	439,519	4,389,515	285,582	779,894	(8,477)	152,767	62,281	4,047,970	6.99
Great-West Inflation-Protected Securities Fund Institutional Class	889,160	9,492,982	621,746	1,796,341	(56,889)	422,055	92,461	8,740,442	15.09
Great-West Multi-Sector Bond Fund Institutional Class	339,406	3,459,929	217,879	717,863	(43,468)	240,656	82,556	3,200,601	5.53
Great-West Putnam High Yield Bond Fund Institutional Class	258,558	2,618,707	143,078	498,177	26,272	161,663	60,731	2,425,271	4.19
Great-West Short Duration Bond Fund Institutional Class	335,336	3,605,662	272,407	648,737	(6,930)	93,844	48,480	3,323,176	5.74
					(169,909)	1,725,517	513,039	33,563,271	57.96
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	11,960	152,200	10,648	35,824	11,522	13,507	-	140,531	0.24
Great-West Emerging Markets Equity Fund Institutional Class	56,942	536,760	44,243	173,290	(25,519)	88,826	-	496,539	0.86
Great-West International Growth Fund Institutional Class	91,461	840,183	36,398	325,115	(67,830)	225,951	-	777,417	1.34
Great-West International Index Fund Institutional Class	174,022	1,857,215	92,958	433,905	45,643	197,853	-	1,714,121	2.96
Great-West International Value Fund Institutional Class	118,022	1,023,374	52,230	344,404	(82,170)	209,436	-	940,636	1.62
Great-West Large Cap Growth Fund Institutional Class	130,978	1,551,319	69,075	506,679	36,134	291,682	2,345	1,405,397	2.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	51,988	424,841	31,657	165,380	(30,053)	102,951	1,345	394,069	0.68
Great-West Mid Cap Value Fund Institutional Class	65,059	621,545	45,739	181,342	(7,487)	86,579	3,687	572,521	0.99
Great-West Putnam Equity Income Fund Institutional Class	89,328	901,028	48,847	243,817	8,525	121,121	6,951	827,179	1.43
Great-West Real Estate Index Fund Institutional Class	82,275	829,060	66,793	256,333	(2,258)	121,529	11,344	761,049	1.31
Great-West S&P 500® Index Fund Institutional Class	309,854	3,360,717	194,979	998,266	9,443	510,129	41,931	3,067,559	5.30
Great-West S&P Mid Cap 400® Index Fund Institutional Class	147,947	1,435,808	100,343	469,318	(32,899)	260,250	11,421	1,327,083	2.29
Great-West S&P Small Cap 600® Index Fund Institutional Class	90,761	794,472	77,865	273,500	(46,307)	139,957	6,153	738,794	1.28

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West T. Rowe Price Equity Income Fund Institutional Class	106,792	$ 899,489	$ 54,077	$ 290,464	$ (42,667)	$ 162,399	$ 12,704	$ 825,501	1.42%
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	71,661	664,573	26,423	243,864	(20,841)	161,983	677	609,115	1.05
					(246,764)	2,694,153	98,558	14,597,511	25.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,750,314	8,396,985	606,162	1,311,818	-	-	58,985	7,750,314	13.39
					0	0	58,985	7,750,314	13.39
				Total	$(416,673)	$4,419,670	$670,582	$55,911,096	96.55%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	86,759	$743,705	$326,734	$253,803	$ (3,620)	$ 41,412	$11,695	$ 858,048	14.70%
Great-West Core Bond Fund Institutional Class	42,433	365,532	158,248	124,139	(1,325)	22,140	6,135	421,781	7.23
Great-West Global Bond Fund Institutional Class	44,640	356,432	154,839	113,227	(739)	13,087	6,290	411,131	7.05
Great-West Inflation-Protected Securities Fund Institutional Class	70,591	601,634	262,433	203,299	(6,122)	33,141	7,307	693,909	11.89
Great-West Multi-Sector Bond Fund Institutional Class	36,516	298,289	125,345	101,413	(3,524)	22,130	8,831	344,351	5.90
Great-West Putnam High Yield Bond Fund Institutional Class	26,814	217,906	88,786	75,735	(3,584)	20,554	6,265	251,511	4.31
Great-West Short Duration Bond Fund Institutional Class	27,680	238,124	106,657	77,470	(553)	6,999	3,959	274,310	4.70
					(19,467)	159,463	50,482	3,255,041	55.78
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,397	14,159	5,348	5,692	(66)	2,605	-	16,420	0.28
Great-West Emerging Markets Equity Fund Institutional Class	7,303	55,111	24,267	26,401	(3,807)	10,703	-	63,680	1.09
Great-West International Growth Fund Institutional Class	11,083	81,402	28,716	42,827	(9,245)	26,913	-	94,204	1.61
Great-West International Index Fund Institutional Class	21,205	181,002	68,157	75,146	(8,245)	34,855	-	208,868	3.58
Great-West International Value Fund Institutional Class	14,409	99,603	37,523	54,120	(17,908)	31,834	-	114,840	1.97
Great-West Large Cap Growth Fund Institutional Class	15,012	140,086	51,406	73,472	(8,750)	43,055	268	161,075	2.76
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,462	41,972	16,332	20,112	(2,953)	10,788	167	48,980	0.84

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	7,400	$ 56,131	$ 22,114	$ 24,174	$ (3,524)	$ 11,045	$ 419	$ 65,116	1.12%
Great-West Putnam Equity Income Fund Institutional Class	10,310	82,427	29,956	34,722	(4,580)	17,813	800	95,474	1.64
Great-West Real Estate Index Fund Institutional Class	8,675	69,779	29,573	28,797	1,266	9,688	1,190	80,243	1.38
Great-West S&P 500® Index Fund Institutional Class	35,535	304,435	112,230	141,095	(22,790)	76,225	4,792	351,795	6.03
Great-West S&P Mid Cap 400® Index Fund Institutional Class	16,971	130,470	51,022	60,449	(8,784)	31,188	1,310	152,231	2.61
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,170	77,372	32,881	35,436	(6,522)	16,111	757	90,928	1.56
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,348	82,426	30,031	35,812	(6,541)	18,808	1,463	95,453	1.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,201	60,179	21,066	29,873	(3,765)	18,341	78	69,713	1.19
					(106,214)	359,972	11,244	1,709,020	29.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	640,232	556,177	253,393	173,962	-	-	4,624	640,232	10.97
					0	0	4,624	640,232	10.97
				Total	$(125,681)	$519,435	$66,350	$5,604,293	96.05%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,179,458	$22,088,538	$1,864,996	$3,467,046	$ (77,669)	$ 1,068,356	$ 296,676	$ 21,554,844	15.23%
Great-West Core Bond Fund Institutional Class	1,064,080	10,831,763	847,327	1,693,169	(37,760)	591,036	155,200	10,576,957	7.47
Great-West Global Bond Fund Institutional Class	1,065,015	10,044,819	759,601	1,280,875	49,914	285,241	149,733	9,808,786	6.93
Great-West Inflation-Protected Securities Fund Institutional Class	1,279,533	12,888,746	1,005,215	1,880,712	(47,748)	564,561	132,065	12,577,810	8.88
Great-West Multi-Sector Bond Fund Institutional Class	911,146	8,780,364	656,638	1,441,454	(82,924)	596,554	219,754	8,592,102	6.07
Great-West Putnam High Yield Bond Fund Institutional Class	651,563	6,243,983	434,734	989,738	34,261	422,682	151,744	6,111,661	4.32
Great-West Short Duration Bond Fund Institutional Class	532,278	5,406,227	478,942	750,209	(5,387)	139,913	76,844	5,274,873	3.73
					(167,313)	3,668,343	1,182,016	74,497,033	52.63
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	38,710	466,134	32,172	92,351	29,380	48,888	-	454,843	0.32

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	228,059	$ 2,035,278	$ 168,354	$ 533,998	$ (76,851)	$ 319,044	$ -	$ 1,988,678	1.40%
Great-West International Growth Fund Institutional Class	327,918	2,847,993	120,362	836,275	(100,087)	655,220	-	2,787,300	1.97
Great-West International Index Fund Institutional Class	625,851	6,315,615	298,814	1,124,934	171,177	675,138	-	6,164,633	4.35
Great-West International Value Fund Institutional Class	424,211	3,473,078	170,769	848,314	(143,677)	585,433	-	3,380,966	2.39
Great-West Large Cap Growth Fund Institutional Class	415,315	4,630,364	225,112	1,256,988	163,996	857,839	7,426	4,456,327	3.15
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	192,235	1,484,997	115,760	517,053	(112,151)	373,436	4,970	1,457,140	1.03
Great-West Mid Cap Value Fund Institutional Class	206,499	1,862,763	154,377	421,201	19,509	221,250	11,693	1,817,189	1.28
Great-West Putnam Equity Income Fund Institutional Class	285,340	2,708,770	150,533	603,822	14,650	386,763	22,103	2,642,244	1.87
Great-West Real Estate Index Fund Institutional Class	213,862	2,042,608	215,158	583,955	(2,360)	304,413	29,512	1,978,224	1.40
Great-West S&P 500® Index Fund Institutional Class	986,073	10,059,340	600,526	2,458,279	49,286	1,560,534	133,012	9,762,121	6.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	471,285	4,310,107	346,536	1,077,034	53,142	647,820	36,341	4,227,429	2.99
Great-West S&P Small Cap 600® Index Fund Institutional Class	331,775	2,742,507	286,708	780,175	(121,691)	451,610	22,489	2,700,650	1.91
Great-West T. Rowe Price Equity Income Fund Institutional Class	341,731	2,706,052	177,421	639,735	(27,193)	397,845	40,420	2,641,583	1.87
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	227,354	1,985,784	84,542	609,742	(31,907)	471,923	2,146	1,932,507	1.36
					(114,777)	7,957,156	310,112	48,391,834	34.19
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,284,674	12,592,048	1,130,042	1,529,970	-	-	92,554	12,284,674	8.68
					0	0	92,554	12,284,674	8.68
				Total	$(282,090)	$11,625,499	$1,584,682	$135,173,541	95.50%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	142,732	$984,455	$567,853	$199,172	$ (3,242)	$ 58,485	$17,240	$1,411,621	14.84%
Great-West Core Bond Fund Institutional Class	69,662	482,119	274,659	94,914	(839)	30,577	9,097	692,441	7.28
Great-West Global Bond Fund Institutional Class	66,913	428,467	250,485	79,507	(1,416)	16,826	9,370	616,271	6.48

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	58,603	$401,266	$231,155	$ 77,766	$ (2,521)	$ 21,415	$ 6,033	$ 576,070	6.06%
Great-West Multi-Sector Bond Fund Institutional Class	59,321	387,983	222,166	77,257	(3,035)	26,501	14,262	559,393	5.88
Great-West Putnam High Yield Bond Fund Institutional Class	41,436	269,111	149,656	53,258	(3,304)	23,157	9,611	388,666	4.08
Great-West Short Duration Bond Fund Institutional Class	26,427	182,240	108,600	34,411	(316)	5,460	3,393	261,889	2.75
					(14,673)	182,421	69,006	4,506,351	47.37
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,020	24,704	12,916	6,236	168	4,103	-	35,487	0.37
Great-West Emerging Markets Equity Fund Institutional Class	19,944	121,733	70,842	39,949	(6,146)	21,286	-	173,912	1.83
Great-West International Growth Fund Institutional Class	27,186	160,811	79,031	57,354	(12,918)	48,592	-	231,080	2.43
Great-West International Index Fund Institutional Class	52,086	357,301	187,241	95,046	(10,028)	63,551	-	513,047	5.39
Great-West International Value Fund Institutional Class	35,339	196,539	104,692	71,013	(23,955)	51,436	-	281,654	2.96
Great-West Large Cap Growth Fund Institutional Class	32,903	249,279	113,371	80,481	(9,437)	70,879	582	353,048	3.71
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	16,084	84,712	44,583	28,793	(5,768)	21,417	414	121,919	1.28
Great-West Mid Cap Value Fund Institutional Class	16,318	100,021	54,962	30,113	(5,803)	18,729	917	143,599	1.51
Great-West Putnam Equity Income Fund Institutional Class	22,498	145,463	73,257	38,788	(5,189)	28,403	1,732	208,335	2.19
Great-West Real Estate Index Fund Institutional Class	15,077	96,174	59,679	31,154	61	14,765	2,055	139,464	1.47
Great-West S&P 500® Index Fund Institutional Class	77,743	540,712	267,428	156,313	(24,668)	117,832	10,410	769,659	8.09
Great-West S&P Mid Cap 400® Index Fund Institutional Class	37,038	231,090	122,921	73,082	(12,272)	51,303	2,846	332,232	3.49
Great-West S&P Small Cap 600® Index Fund Institutional Class	27,818	157,221	94,033	57,404	(13,477)	32,587	1,885	226,437	2.38
Great-West T. Rowe Price Equity Income Fund Institutional Class	26,924	145,126	73,261	39,975	(8,484)	29,710	3,162	208,121	2.19
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	17,900	106,899	47,499	35,675	(7,060)	33,424	168	152,147	1.60
					(144,976)	608,017	24,171	3,890,141	40.89
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	610,164	424,019	257,267	74,913	-	-	3,791	610,164	6.41
					0	0	3,791	610,164	6.41
				Total	$(159,649)	$790,438	$96,968	$9,006,656	94.67%

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,835,859	$17,324,462	$2,781,117	$2,809,853	$ (58,309)	$ 860,922	$ 244,313	$ 18,156,648	13.23%
Great-West Core Bond Fund Institutional Class	896,307	8,490,492	1,260,955	1,268,387	19,931	426,236	128,043	8,909,296	6.49
Great-West Global Bond Fund Institutional Class	833,032	7,301,990	1,040,245	904,521	12,920	234,507	117,199	7,672,221	5.59
Great-West Inflation-Protected Securities Fund Institutional Class	491,439	4,601,981	697,587	675,032	(17,717)	206,312	50,762	4,830,848	3.52
Great-West Multi-Sector Bond Fund Institutional Class	760,881	6,806,430	954,272	986,296	(38)	400,697	183,632	7,175,103	5.23
Great-West Putnam High Yield Bond Fund Institutional Class	521,634	4,641,359	592,506	647,742	34,345	306,802	121,578	4,892,925	3.56
Great-West Short Duration Bond Fund Institutional Class	251,826	2,376,517	387,919	330,959	(1,953)	62,116	35,553	2,495,593	1.82
					(10,821)	2,497,592	881,080	54,132,634	39.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	52,726	595,608	53,988	107,076	23,339	77,012	-	619,532	0.45
Great-West Emerging Markets Equity Fund Institutional Class	386,224	3,229,036	417,145	779,424	(111,175)	501,119	-	3,367,876	2.45
Great-West International Growth Fund Institutional Class	497,233	4,042,781	288,879	975,340	(65,864)	870,161	-	4,226,481	3.08
Great-West International Index Fund Institutional Class	951,377	8,972,907	813,964	1,542,413	103,962	1,126,608	-	9,371,066	6.83
Great-West International Value Fund Institutional Class	646,348	4,956,420	441,333	1,085,403	(197,039)	839,043	-	5,151,393	3.75
Great-West Large Cap Growth Fund Institutional Class	565,323	5,931,013	382,908	1,412,567	162,394	1,164,567	10,116	6,065,920	4.42
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	297,830	2,154,596	210,001	630,273	(142,453)	523,224	7,705	2,257,548	1.64
Great-West Mid Cap Value Fund Institutional Class	280,021	2,363,730	241,415	460,700	(13,846)	319,741	15,867	2,464,186	1.80
Great-West Putnam Equity Income Fund Institutional Class	387,935	3,453,399	270,848	655,790	(6,750)	523,821	30,096	3,592,278	2.62
Great-West Real Estate Index Fund Institutional Class	221,983	1,974,519	276,859	489,618	788	291,585	30,585	2,053,345	1.50
Great-West S&P 500® Index Fund Institutional Class	1,341,351	12,843,394	985,566	2,687,980	(64,194)	2,138,393	181,070	13,279,373	9.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	640,115	5,488,616	510,526	1,156,003	(1,317)	898,690	49,412	5,741,829	4.18
Great-West S&P Small Cap 600® Index Fund Institutional Class	514,494	3,999,910	504,642	933,001	(139,527)	616,428	34,888	4,187,979	3.05
Great-West T. Rowe Price Equity Income Fund Institutional Class	464,353	3,445,961	305,182	686,650	(48,798)	524,952	55,012	3,589,445	2.61
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	309,363	2,543,148	139,839	645,703	(20,460)	592,299	2,925	2,629,583	1.92
					(520,940)	11,007,643	417,676	68,597,834	49.97

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,820,098	$ 5,542,504	$ 951,263	$ 715,841	$ -	$ -	$ 42,172	$ 5,820,098	4.24%
					0	0	42,172	5,820,098	4.24
				Total	$(531,761)	$13,505,235	$1,340,928	$128,550,566	93.65%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	58,448	$399,619	$216,413	$61,735	$ (1,190)	$ 23,751	$ 7,244	$ 578,048	10.62%
Great-West Core Bond Fund Institutional Class	28,541	195,925	104,936	29,723	(357)	12,561	3,817	283,699	5.21
Great-West Global Bond Fund Institutional Class	25,847	163,987	90,613	22,966	(437)	6,421	3,620	238,055	4.37
Great-West Inflation-Protected Securities Fund Institutional Class	8,788	59,608	32,813	9,229	(326)	3,194	904	86,386	1.59
Great-West Multi-Sector Bond Fund Institutional Class	24,095	156,654	84,701	25,075	(1,200)	10,939	5,793	227,218	4.17
Great-West Putnam High Yield Bond Fund Institutional Class	16,287	105,407	55,434	17,350	(1,256)	9,284	3,779	152,775	2.80
Great-West Short Duration Bond Fund Institutional Class	5,755	39,319	22,119	5,576	(57)	1,169	757	57,031	1.05
					(4,823)	67,319	25,914	1,623,212	29.81
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,471	20,189	9,320	4,042	27	3,567	-	29,035	0.53
Great-West Emerging Markets Equity Fund Institutional Class	19,961	120,937	65,191	33,037	(5,191)	20,966	-	174,057	3.20
Great-West International Growth Fund Institutional Class	24,515	144,592	61,148	39,284	(9,087)	41,923	-	208,379	3.83
Great-West International Index Fund Institutional Class	46,904	320,845	145,974	60,899	(6,898)	56,085	-	462,005	8.49
Great-West International Value Fund Institutional Class	31,879	177,067	81,697	45,683	(15,646)	40,996	-	254,077	4.67
Great-West Large Cap Growth Fund Institutional Class	26,573	202,583	77,022	51,202	(6,455)	56,728	471	285,131	5.24
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	14,686	77,336	35,384	20,091	(4,248)	18,688	379	111,317	2.04
Great-West Mid Cap Value Fund Institutional Class	13,110	80,183	39,792	19,035	(3,859)	14,424	739	115,364	2.12
Great-West Putnam Equity Income Fund Institutional Class	18,098	116,974	51,626	23,610	(3,569)	22,600	1,396	167,590	3.08
Great-West Real Estate Index Fund Institutional Class	9,149	58,529	32,421	15,263	(32)	8,942	1,247	84,629	1.55

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	62,794	$437,822	$184,206	$93,501	$ (16,496)	$ 93,135	$ 8,421	$ 621,662	11.42%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	29,831	186,357	88,783	48,454	(8,870)	40,902	2,298	267,588	4.91
Great-West S&P Small Cap 600® Index Fund Institutional Class	25,415	144,352	77,156	42,334	(9,921)	27,707	1,727	206,881	3.80
Great-West T. Rowe Price Equity Income Fund Institutional Class	21,636	116,691	51,008	23,131	(5,264)	22,677	2,548	167,245	3.07
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	14,408	86,219	32,920	22,875	(4,679)	26,203	135	122,467	2.25
					(100,188)	495,543	19,361	3,277,427	60.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	133,007	91,622	53,288	12,739	-	-	836	133,007	2.44
					0	0	836	133,007	2.44
				Total	$(105,011)	$562,862	$46,111	$5,033,646	92.45%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	720,680	$ 6,625,633	$1,259,139	$1,109,150	$ (36,287)	$ 351,903	$ 95,381	$ 7,127,525	8.14%
Great-West Core Bond Fund Institutional Class	352,420	3,254,048	586,633	514,350	(2,059)	176,724	50,102	3,503,055	4.00
Great-West Global Bond Fund Institutional Class	311,802	2,664,377	437,833	327,737	(6,783)	97,222	43,913	2,871,695	3.28
Great-West Inflation-Protected Securities Fund Institutional Class	37,410	341,491	63,387	52,865	(1,433)	15,725	3,867	367,738	0.42
Great-West Multi-Sector Bond Fund Institutional Class	296,392	2,588,980	418,466	353,457	12,039	140,991	71,668	2,794,980	3.20
Great-West Putnam High Yield Bond Fund Institutional Class	198,058	1,720,457	236,813	221,966	4,058	122,480	46,257	1,857,784	2.12
Great-West Short Duration Bond Fund Institutional Class	46,813	430,472	81,653	59,856	(569)	11,646	6,572	463,915	0.53
					(31,034)	916,691	317,760	18,986,692	21.69
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	43,329	477,936	44,630	78,438	15,786	64,989	-	509,117	0.58
Great-West Emerging Markets Equity Fund Institutional Class	396,566	3,230,245	382,765	635,385	(91,072)	480,428	-	3,458,053	3.95
Great-West International Growth Fund Institutional Class	461,362	3,663,772	221,182	720,051	(20,140)	756,674	-	3,921,577	4.48
Great-West International Index Fund Institutional Class	883,828	8,126,484	588,897	1,076,851	53,508	1,067,175	-	8,705,705	9.94

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	600,728	$ 4,490,205	$ 331,103	$ 782,207	$(164,276)	$ 748,702	$ -	$ 4,787,803	5.47%
Great-West Large Cap Growth Fund Institutional Class	471,036	4,839,180	284,471	1,034,518	120,450	965,084	8,434	5,054,217	5.77
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	277,554	1,964,280	186,963	511,045	(115,105)	463,660	7,219	2,103,858	2.40
Great-West Mid Cap Value Fund Institutional Class	233,246	1,921,522	195,059	324,492	(12,535)	260,477	13,248	2,052,566	2.34
Great-West Putnam Equity Income Fund Institutional Class	322,904	2,806,497	213,401	480,909	(28,392)	451,100	25,118	2,990,089	3.42
Great-West Real Estate Index Fund Institutional Class	149,515	1,301,945	197,069	309,797	(539)	193,798	20,689	1,383,015	1.58
Great-West S&P 500® Index Fund Institutional Class	1,115,118	10,423,440	785,039	1,912,950	(53,470)	1,744,143	150,675	11,039,672	12.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	530,707	4,450,031	424,449	872,299	(29,106)	758,262	41,152	4,760,443	5.44
Great-West S&P Small Cap 600® Index Fund Institutional Class	479,480	3,664,236	423,496	718,729	(100,004)	533,967	32,739	3,902,970	4.46
Great-West T. Rowe Price Equity Income Fund Institutional Class	386,651	2,797,495	235,185	484,194	(51,153)	440,329	45,923	2,988,815	3.41
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	257,014	2,073,133	105,627	485,051	(24,000)	490,908	2,436	2,184,617	2.50
					(500,048)	9,419,696	347,633	59,842,517	68.35
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,093,504	1,014,386	196,308	125,054	-	-	7,864	1,093,504	1.25
					0	0	7,864	1,093,504	1.25
				Total	$(531,082)	$10,336,387	$673,257	$79,922,713	91.29%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	30,796	$194,520	$132,156	$34,145	$ (579)	$ 12,044	$ 3,694	$ 304,575	6.62%
Great-West Core Bond Fund Institutional Class	15,059	95,646	63,995	16,296	(182)	6,345	1,956	149,690	3.25
Great-West Global Bond Fund Institutional Class	13,497	79,509	54,224	12,551	(218)	3,130	1,889	124,312	2.70
Great-West Multi-Sector Bond Fund Institutional Class	12,653	76,280	50,858	13,087	(566)	5,263	3,040	119,314	2.59
Great-West Putnam High Yield Bond Fund Institutional Class	8,367	50,173	32,599	8,592	(552)	4,303	1,940	78,483	1.70
Great-West Short Duration Bond Fund Institutional Class	1,481	9,388	6,508	1,490	2	268	189	14,674	0.32
					(2,095)	31,353	12,708	791,048	17.18

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	2,360	$ 17,631	$ 9,930	$ 2,881	$ 92	$ 3,047	$ -	$ 27,727	0.60%
Great-West Emerging Markets Equity Fund Institutional Class	23,774	132,081	85,184	31,963	(4,952)	22,005	-	207,307	4.50
Great-West International Growth Fund Institutional Class	26,354	142,644	73,625	33,088	(7,834)	40,829	-	224,010	4.87
Great-West International Index Fund Institutional Class	50,442	317,227	178,026	52,181	(4,599)	53,780	-	496,852	10.79
Great-West International Value Fund Institutional Class	34,289	174,622	100,816	41,063	(13,699)	38,911	-	273,286	5.94
Great-West Large Cap Growth Fund Institutional Class	25,616	176,142	85,414	35,997	(3,857)	49,305	454	274,864	5.97
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	15,966	76,694	42,690	16,481	(3,605)	18,118	412	121,021	2.63
Great-West Mid Cap Value Fund Institutional Class	12,630	70,818	42,818	14,447	(2,687)	11,955	712	111,144	2.42
Great-West Putnam Equity Income Fund Institutional Class	17,452	103,148	56,455	17,147	(2,099)	19,149	1,346	161,605	3.51
Great-West Real Estate Index Fund Institutional Class	8,176	48,454	33,115	12,998	325	7,062	1,116	75,633	1.64
Great-West S&P 500® Index Fund Institutional Class	60,273	381,843	203,917	66,496	(9,365)	77,435	8,083	596,699	12.96
Great-West S&P Mid Cap 400® Index Fund Institutional Class	28,851	164,000	93,602	32,280	(5,019)	33,469	2,220	258,791	5.62
Great-West S&P Small Cap 600® Index Fund Institutional Class	27,771	141,964	88,427	27,741	(6,013)	23,409	1,874	226,059	4.91
Great-West T. Rowe Price Equity Income Fund Institutional Class	20,882	103,133	57,376	18,420	(3,789)	19,328	2,457	161,417	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	13,947	75,545	36,799	16,762	(3,345)	22,966	131	118,548	2.58
					(70,446)	440,768	18,805	3,334,963	72.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	34,392	22,004	15,502	3,321	-	-	207	34,392	0.75
					0	0	207	34,392	0.75
				Total	$(72,541)	$472,121	$31,720	$4,160,403	90.38%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	257,790	$2,176,571	$610,789	$347,349	$ 1,549	$ 109,534	$ 34,024	$ 2,549,545	5.79%

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	125,859	$1,067,047	$288,227	$164,403	$ 829	$ 60,166	$ 17,842	$ 1,251,037	2.84%
Great-West Global Bond Fund Institutional Class	119,801	938,191	247,385	116,953	(1,537)	34,744	16,832	1,103,367	2.50
Great-West Multi-Sector Bond Fund Institutional Class	106,445	852,640	214,888	117,931	(1,878)	54,175	25,642	1,003,772	2.28
Great-West Putnam High Yield Bond Fund Institutional Class	70,237	559,976	127,545	72,525	(1,485)	43,829	16,342	658,825	1.49
Great-West Short Duration Bond Fund Institutional Class	12,428	105,075	30,185	14,970	(36)	2,875	1,741	123,165	0.28
					(2,558)	305,323	112,423	6,689,711	15.18
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22,558	227,057	31,649	24,418	8,395	30,772	-	265,060	0.60
Great-West Emerging Markets Equity Fund Institutional Class	248,979	1,860,644	394,455	366,630	(53,265)	282,629	-	2,171,098	4.93
Great-West International Growth Fund Institutional Class	263,552	1,929,825	221,226	330,259	(14,493)	419,401	-	2,240,193	5.08
Great-West International Index Fund Institutional Class	504,089	4,267,370	604,590	449,163	69,077	542,477	-	4,965,274	11.27
Great-West International Value Fund Institutional Class	341,887	2,363,007	315,740	332,903	(61,279)	378,994	-	2,724,838	6.18
Great-West Large Cap Growth Fund Institutional Class	241,364	2,288,719	203,933	394,672	43,000	491,855	4,330	2,589,835	5.88
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	160,237	1,036,927	153,016	210,862	(47,420)	235,519	4,146	1,214,600	2.76
Great-West Mid Cap Value Fund Institutional Class	120,065	907,499	147,599	110,903	5,405	112,372	6,806	1,056,567	2.40
Great-West Putnam Equity Income Fund Institutional Class	165,830	1,326,271	167,320	153,538	10,204	195,533	12,888	1,535,586	3.48
Great-West Real Estate Index Fund Institutional Class	79,381	634,751	157,648	155,155	(243)	97,032	10,944	734,276	1.67
Great-West S&P 500® Index Fund Institutional Class	575,085	4,951,637	575,333	644,213	16,782	810,581	77,620	5,693,338	12.92
Great-West S&P Mid Cap 400® Index Fund Institutional Class	274,122	2,107,639	308,106	301,901	6,496	345,031	21,158	2,458,875	5.58
Great-West S&P Small Cap 600® Index Fund Institutional Class	278,100	1,941,350	389,808	358,898	(58,367)	291,476	18,854	2,263,736	5.14
Great-West T. Rowe Price Equity Income Fund Institutional Class	198,977	1,324,618	174,344	167,957	(17,540)	207,086	23,559	1,538,091	3.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	131,904	978,804	80,623	181,282	(13,787)	243,041	1,249	1,121,186	2.54
					(107,035)	4,683,799	181,554	32,572,553	73.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	285,048	243,673	72,482	33,130	-	-	2,023	285,048	0.65
					0	0	2,023	285,048	0.65
				Total	$(109,593)	$4,989,122	$296,000	$39,547,312	89.75%

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	169	$-	$1,656	$ 31	$1	$ 40	$ 12	$ 1,665	5.50%
Great-West Core Bond Fund Institutional Class	82	-	813	13	1	17	6	817	2.70
Great-West Global Bond Fund Institutional Class	82	-	761	9	-	6	11	758	2.50
Great-West Multi-Sector Bond Fund Institutional Class	69	-	662	6	-	(3)	17	653	2.16
Great-West Putnam High Yield Bond Fund Institutional Class	46	-	434	-	-	(6)	11	428	1.41
Great-West Short Duration Bond Fund Institutional Class	8	-	82	-	-	-	1	82	0.27
					2	54	58	4,403	14.54
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	15	-	180	-	-	(4)	-	176	0.58
Great-West Emerging Markets Equity Fund Institutional Class	185	-	1,629	-	-	(18)	-	1,611	5.32
Great-West International Growth Fund Institutional Class	186	-	1,563	13	-	35	-	1,585	5.24
Great-West International Index Fund Institutional Class	356	-	3,474	5	-	42	-	3,511	11.60
Great-West International Value Fund Institutional Class	242	-	1,924	-	-	3	-	1,927	6.36
Great-West Large Cap Growth Fund Institutional Class	161	-	1,734	54	2	47	3	1,727	5.70
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	113	-	862	-	-	(9)	3	853	2.82
Great-West Mid Cap Value Fund Institutional Class	80	-	716	-	-	(14)	4	702	2.32
Great-West Putnam Equity Income Fund Institutional Class	111	-	1,031	-	-	(2)	8	1,029	3.40
Great-West Real Estate Index Fund Institutional Class	55	-	526	14	1	(4)	8	508	1.68
Great-West S&P 500® Index Fund Institutional Class	382	-	3,814	20	-	(8)	52	3,786	12.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	182	-	1,651	-	-	(14)	14	1,637	5.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	195	-	1,622	-	-	(35)	13	1,587	5.24
Great-West T. Rowe Price Equity Income Fund Institutional Class	133	-	1,036	-	-	(8)	16	1,028	3.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	88	-	742	18	1	26	1	750	2.48
					4	37	122	22,417	74.05

Semi-Annual Report - June 28, 2019

Great-West Lifetime Conservative 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	188	$-	$ 187	$ -	$ -	$ -	$ 1	$ 188	0.62%
					0	0	1	188	0.62
				Total	$6	$ 91	$181	$27,008	89.21%
(a) Fund commenced operations on May 02, 2019.
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$4,167,167	$13,541,381
Great-West Lifetime Conservative 2020 Fund	2,118,956	1,771,169
Great-West Lifetime Conservative 2025 Fund	10,828,084	26,878,259
Great-West Lifetime Conservative 2030 Fund	3,664,137	1,476,760
Great-West Lifetime Conservative 2035 Fund	15,450,250	24,024,673
Great-West Lifetime Conservative 2040 Fund	1,836,925	688,759
Great-West Lifetime Conservative 2045 Fund	8,703,936	14,151,385
Great-West Lifetime Conservative 2050 Fund	1,717,497	497,489
Great-West Lifetime Conservative 2055 Fund	6,258,021	5,674,281
Great-West Lifetime Conservative 2060 Fund	30,405	229
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: Great-West Lifetime Conservative 2015 Fund; Great-West Lifetime Conservative 2020 Fund; Great-West Lifetime Conservative 2025 Fund; Great-West Lifetime Conservative 2030 Fund; Great-West Lifetime Conservative 2035 Fund; Great-West Lifetime Conservative 2040 Fund; Great-West Lifetime Conservative 2045 Fund; Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime Conservative 2055 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data generally included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. Although the Board generally focused on performance information for, to the extent applicable, the one, three- and five-year periods ended December 31, 2018, for several Funds that commenced operations in 2016—specifically, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2040 Fund, and Great-West Lifetime Conservative 2050 Fund—the Board evaluated the available performance information, which included annualized returns for the one- and two-year periods ended December 31, 2018.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime Conservative 2015 Fund: The annualized returns of the Investor Class were in the first, fifth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively. As to the Institutional Class, the annualized returns were in the first and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2018. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the Investor Class for the five-year period which outperformed the index.
•	Great-West Lifetime Conservative 2020 Fund: The annualized returns of each Class were in the first quintile of its performance universe for the one-year period ended December 31, 2018 and in the fourth quintile of its performance universe for the two-year period ended December 31, 2018. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2025 Fund: The annualized returns of each Class were in the first and fourth quintiles of its respective performance universe for the one- and three-year periods ended December 31, 2018, respectively. The annualized returns of the Investor Class for the five-year period ended December 31, 2018 ranked in the third quintile of its performance universe. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2030 Fund: The annualized returns of each Class ranked in the first quintile of its respective performance universe for the one-year period ended December 31, 2018. For the two-year period ended December 31, 2018, the annualized returns of the Investor and Institutional Classes ranked in the fifth and fourth quintiles, respectively, of its respective performance universe. The Fund approximated or underperformed its benchmark index over each period reviewed.

•	Great-West Lifetime Conservative 2035 Fund: The annualized returns of the Investor Class were in the first, fourth and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively. The annualized returns of the Institutional Class were also in the first quintile of its performance universe for the one-year period ended December 31, 2018, but in the third quintile of its performance universe for the three-year period ended December 31, 2018. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2040 Fund: The annualized returns of the Investor Class were in the second and fourth quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively. As to the Institutional Class, the annualized returns over the same periods were in the first and fourth quintiles, respectively, of its performance universe. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2045 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2018, which, as to the one-year period, exceeded the performance universe median. The Institutional Class annualized returns were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively, exceeding the performance universe median in each period. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2050 Fund: The annualized returns of the Investor Class were in the third and fourth quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively, which ranked in the 52nd percentile of its performance universe for the one-year period. As to the Institutional Class, its annualized returns were in the third and fourth quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, which exceeded the performance universe median for the one-year period. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2055 Fund: The annualized returns of the Investor Class were in the fourth percentile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2018, but ranked in the 61st, 65th and 61st percentiles, respectively. As to the Institutional Class, the annualized returns were in the third quintiles for both the one- and three-year periods ended December 31, 2018, which ranked in the 53rd percentile of its performance universe for each period. The Fund underperformed its benchmark index over each period reviewed.
Taking into account the foregoing, as well as the limited performance track record for certain Funds, the Board’s accumulated experience in working with GWCM on matters relating to the Company’s other funds, and GWCM’s asset allocation processes, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2020, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Lifetime Conservative 2015 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the second quintile of its respective peer group, below the respective peer group median expense ratio.

•	Great-West Lifetime Conservative 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the first quintile of its respective peer group, which, as to the Institutional Class, was the lowest in the peer group.
•	Great-West Lifetime Conservative 2025 Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group, which was below the peer group median expense ratio. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was in the first quintile of its peer group.
•	Great-West Lifetime Conservative 2030 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the first quintile of its respective peer group.
•	Great-West Lifetime Conservative 2035 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the second quintile of its respective peer group, which was below the respective peer group median expense ratio.
•	Great-West Lifetime Conservative 2040 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the first quintile of its respective peer group, which, as to the Institutional Class, was the lowest in the peer group.
•	Great-West Lifetime Conservative 2045 Fund: The total annual operating expense ratio, including underlying fund expenses, of the Investor Class was in the second quintile of its peer group, which was below the peer group median expense ratio. As to the Institutional Class, the total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group, but below the peer group median expense ratio.
•	Great-West Lifetime Conservative 2050 Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group, which was below the peer group median expense ratio. The total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was in the first quintile of its peer group.
•	Great-West Lifetime Conservative 2055 Fund: The total annual operating expense ratio, including underlying fund expenses, was in the second and third quintiles of the respective peer group for the Investor Class and Institutional Class, respectively, which, for the Institutional Class, was equal to its respective peer group median expense ratio.
In addition to the foregoing, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on September 18, 2018, approved an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Lifetime Conservative 2060 Fund and the Great-West Lifetime 2060 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of the Funds in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
In approving the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company, including other asset allocation funds like the Funds. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds, including the information received and considered at its April 2018 meeting. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research, and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel who would serve the Funds and the portfolio management team that would be responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the other asset allocation funds of the Company that are similar to the Funds. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM in managing such funds.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term through April 30, 2020, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Funds’ investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of each Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that for each Fund, the Fund’s Contractual Management Fee for each Class was greater than the median and lower than the average contractual management fee of its respective peer group of funds. Each Fund’s Investor Class total annual operating expense ratio was in the second quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratios of its respective peer group and peer universe of funds. Each Fund’s Institutional Class total annual operating expense ratio was in the second quartile of its respective peer group, higher than the average of its respective peer group, lower than the median of its respective peer group and below the average and median of the peer universe of funds.
At its April 2018 meeting, the Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to be realized by GWCM and its affiliates, which GWCM indicated would be zero until a Fund has approximately $150 million in assets. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. At its April 2018 meeting, the Board reviewed GWCM’s overall profitability information from the Company’s other funds compared against the revenues of certain publicly traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded, although there were no proposed breakpoints in the management fee, any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were to be provided to the Funds by affiliates of GWCM, including, in particular the shareholder services to be provided by GWLA. The Board took into account the fact that the Funds would be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits to be derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are reasonable and that the approval of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019